Registration No. 33-45122

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

Under

The Securities Act of 1933

Post-Effective Amendment No. 14

and

REGISTRATION STATEMENT

Under

The Investment Company Act of 1940

Amendment No. 14

Panorama Plus Separate Account

(Exact Name of Registrant)

C.M. Life Insurance Company

(Name of Depositor)

140 Garden Street, Hartford, CT 06154

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 1-800-234-5606

Robert Liguori

Senior Vice President

C.M. Life Insurance Company

140 Garden Street

Hartford, Connecticut 06154

Approximate date of proposed public offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒    on May 1, 2004 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a) of Rule 485

☐    on (date) pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CROSS REFERENCE TO ITEMS

REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus
1	Cover Page

2	Index of Special Terms

3	Table of Fees and Expenses

4	Condensed Financial Information; Performance

5	The Company; Investment Choices

6	Expenses; Distribution

7	Ownership; Purchasing a Contract; Voting Rights; Reservation of Rights; Contract Value; Cover Page

8	The Income Phase

9	Death Benefit

10	Contract Value; Distribution

11	Highlights; Withdrawals

12	Taxes

13	Legal Proceedings

14	Additional Information

Caption in Statement of Additional Information
15	Cover Page

16	Table of Contents

17	General Information

18	Distribution; Experts; Custodian

19	Purchase of Securities Being Offered

20	Distribution

21	Not applicable

22	Annuity Units and Unit Values

23	Financial Statements

PART A

INFORMATION REQUIRED IN A PROSPECTUS

C.M. Life Insurance Company

Panorama Plus Separate Account

Panorama Plus Variable Annuity

This prospectus describes the Panorama Plus variable annuity contract offered by C.M. Life Insurance Company. We will issue this contract as an individual or a group flexible premium deferred variable annuity depending on the state where we issue the contract. It provides for accumulation of contract value and annuity payments on a fixed and variable basis.

You, the contract owner, have a number of investment choices in this contract. These investment choices include the general account that is subject to an interest rate factor adjustment, as well as the following funds which are offered through our separate account, Panorama Plus Separate Account.

American Century® Variable Portfolios, Inc.

•	American Century VP Income & Growth Fund

Fidelity® Variable Insurance Products (VIP) Fund

•	VIP Contrafund® Portfolio—Initial Class

Oppenheimer Variable Account Funds

•	Oppenheimer Bond Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Money Fund/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA
•	Panorama Government Securities Portfolio
•	Panorama Growth Portfolio
•	Panorama Total Return Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Mid-Cap Growth Portfolio*

*Unavailable in contracts issued on or after May 1, 2004

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Panorama Plus contract. To learn more about the Panorama Plus contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2004. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 31 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Annuity Service Center at (800) 272-2216 (press 2) or write to: MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01102-9067.

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.

The SEC has not approved this contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 2004.

Page
Suspension of Payments or Transfers	30
Legal Proceedings	31

Financial Statements	31
Additional Information	31

Appendix A –
Condensed Financial Information	A-1

Appendix B –
Interest Rate Factor Adjustment Calculation	B-1

Index Of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Accumulation Phase	8

Accumulation Unit	14

Annuitant	9

Annuity Income Date	21

Annuity Options	22

Annuity Payments	21

Annuity Service Center	1

Annuity Unit Value	22

Free Withdrawals	20

Income Phase	21

Interest Rate Factor Adjustment	20

Non-Qualified	26

Purchase Payment	10

Qualified	26

Separate Account	11

Tax Deferral	25

Window Period	20

Index Of Special Terms

Highlights

The Prospectus and the Contract.  This prospectus describes general provisions of the contract, but is not intended to address all details of the contract. Where the prospectus and contract differ, the contract will control. You should read your contract for more information about its terms and conditions. Your contract may include state specific requirements which are not described in this prospectus. You may review a copy of the contract upon request.

We no longer sell the contract. However, you may continue to make purchase payments to your contract.

Free Look

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 15 calendar days after we issue it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a surrender charge, interest rate factor adjustment, contract maintenance fee or premium tax. You will receive back your contract value as of the business day we receive your contract and your written request at our Annuity Service Center. If your state requires it or if you purchase this contract as an IRA, we will return the greater of your purchase payments less any withdrawals you took, or the contract value.

Surrender Charge

We do not deduct a sales charge when we receive a purchase payment from you. However, we may assess a surrender charge if you withdraw all of or any part of the contract value. We will deduct this charge on the business day we receive your written request for a withdrawal. The surrender charge is 5% of the amount withdrawn for the first five contract years and 0% thereafter.

Federal Income Tax Penalty

If you withdraw any of the contract value from your non-qualified contract, a 10% federal income tax penalty may be applied to the amount of the withdrawal that is includible in your gross income for tax purposes. Some withdrawals may be exempt from the penalty tax. They include any amounts:

•	paid on or after you reach age 59 1/2;

•	paid to your beneficiary after you die;

•	paid if you become totally disabled as that term is defined in the Internal Revenue Code;

•	paid in a series of substantially equal periodic payments made annually or more frequently, for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

•	paid under an immediate annuity; or

•	that come from purchase payments made before August 14, 1982.

The Internal Revenue Code (the Code) treats any withdrawals (1) allocable to purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and (2) from any annuity contract entered into after August 13, 1982, as first coming from earnings and then from your purchase payments. Separate tax penalties and restrictions apply to withdrawals under qualified contracts. Please refer to the Taxes section of this prospectus for more information.

Highlights

Table of Fees And Expenses

The following tables describe the fees and expenses that you will pay when owning or surrendering the contract.

I. The first table describes the fees and expenses that you will pay at the time you surrender the contract. There is no charge for transfers among investment choices. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below. Premium taxes may also be deducted, but are not reflected below.

Contract Owner Transaction Expenses

	Current	Maximum

Surrender Charge
(as a percentage of amount withdrawn)	0%—5%*	5%*

*Surrender Charge Schedule
Contract Year	1	2	3	4	5	6 and later

Percentage of Amount Withdrawn	5%	5%	5%	5%	5%	0%

II. The next table describes fees and expenses you will pay periodically during the time you own the contract, not including fees and expenses deducted by the funds you select.

	Current	Maximum
Contract Maintenance Fee	$30	$60

Separate Account Annual Expenses
(as a percentage of average account value)
	Current	Maximum
Mortality and Expense Risk Charge	1.07%	1.25%
Administrative Expense Charge	0.07%	0.25%

Total Separate Account Annual Expenses	1.14%	1.50%

Table Of Fees And Expenses

Annual Fund Operating Expenses

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2003. More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.47%	1.12%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2003.

Investment Management Fees and Other Expenses

Total fund operating expenses expressed as a percentage of average net assets for the year ended December 31, 2003.

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Total Fund Operating Expenses
American Century® VP Income & Growth Fund	0.70%	0.00%	—	0.70%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.58%	0.09%	—	0.67%[1]
Oppenheimer Bond Fund/VA	0.71%	0.02%	—	0.73%
Oppenheimer International Growth Fund/VA	1.00%	0.12%	—	1.12%
Oppenheimer Main Street Fund®/VA	0.68%	0.02%	—	0.70%
Oppenheimer Money Fund/VA	0.45%	0.02%	—	0.47%
Panorama Government Securities Portfolio	0.53%	0.31%	—	0.84%
Panorama Growth Portfolio	0.63%	0.04%	—	0.67%
Panorama Total Return Portfolio	0.63%	0.04%	—	0.67%
T. Rowe Price Mid-Cap Growth Portfolio*	0.85%	0.00%	—	0.85%

* Unavailable in contracts issued on or after May 1, 2004.

1 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the fund’s custodian expenses. Including these reductions, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

(See the fund prospectuses for more information.)

In addition to the expenses indicated in the Table of Fees and Expenses, we apply an interest rate factor adjustment to the amount of your contract value in the general account that is subject to surrender charge if you make a full or partial withdrawal during the accumulation phase. We also apply an interest rate factor adjustment on the annuity income date if you apply the general account balance to a variable annuity option. We do not apply an interest rate factor adjustment if the amount withdrawn is a free withdrawal amount, or the withdrawal is made during a window period. The adjustment does not apply to contracts issued to Pennsylvania’s residents. The interest rate factor adjustment may increase or decrease the general account balance withdrawal proceeds, however it will never result in a payment upon withdrawal that is lower than if the guaranteed rate had been 3%.

Table Of Fees And Expenses

Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

Examples Using Maximum Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw all contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until the end of the 5th contract year).

Both Example I and Example II assume:

• that you invest $10,000 in the contract for the time periods indicated,

• that you allocate it to a sub-account that has a 5% return each year,

• that the maximum fees and expenses in the Table of Fees and Expenses apply, and

• that you selected one of two sub-accounts: 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$803	$1,372	$1,517	$3,199	$291	$891	$1,517	$3,199
Sub-account with minimum total operating expenses	$739	$1,183	$1,186	$2,545	$224	$692	$1,186	$2,545

Examples Using Current Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw all contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 5 months after you purchase your contract).

Both Example I and Example II assume:

• that you invest $10,000 in the contract for the time periods indicated,

• that you allocate it to a sub-account that has a 5% return each year,

• that the current fees and expenses in the Table of Fees and Expenses apply, and

• that you selected one of two sub-accounts: 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$756	$1,235	$1,279	$2,730	$243	$748	$1,279	$2,730
Sub-account with minimum total operating expenses	$693	$1,044	$941	$2,044	$176	$546	$941	$2,044

The examples using current expenses reflect an annual contract maintenance fee of $30 as an annual charge of 0.109%. The examples using maximum expenses reflect the annual contract maintenance fee of $60 as an annual charge of 0.219%. These charges are based on an anticipated average contract value of $27,400.

The examples do not reflect any premium taxes.    However, premium taxes may apply.

There is an accumulation unit value history in Appendix A—Condensed Financial Information.

The examples should not be considered a representation of past or future expenses.

Table Of Fees And Expenses

The Company

In this prospectus, “we,” “us,” and “our” refer to C.M. Life Insurance Company (“C.M. Life”). C.M. Life is a wholly-owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions. MassMutual is a global, diversified financial services organization providing life insurance, annuities, disability income insurance, long-term care insurance, structured settlements and retirement and savings products to individual and institutional customers. MassMutual is organized as a mutual life insurance company.

The Panorama Plus Deferred Variable Annuity Contract

General Overview

We no longer sell the contract. But you may continue to make purchase payments to your contract.

This annuity is a contract between “you”, the owner and “us”, C.M. Life. The contract is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You elect the income period beginning on a date you designate that is at least 5 years in the future from the date we issued your contract. The contract, like all deferred annuity contracts, has two phases – the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase.

You are generally not taxed on contract earnings until you take money from your contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan.

The contract is called a variable annuity because you can choose to allocate your purchase payments among various investment choices. Your choices include ten funds and the general account. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the funds you elect as well as the interest we credit on the general account.

At the beginning of the income phase, you can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments will fluctuate depending on the investment performance of the funds you elect for the income phase. If you elect to receive payments on a fixed basis, the payments you receive will remain level.

We may issue the contract as an individual or group flexible premium deferred variable annuity. In those states where we issue a group contract, we issue a certificate to individuals. The certificate is subject to the terms of the group contract under which we issue the certificate. You may become a participant under the group contract by completing an application and forwarding an initial purchase payment to us. The certificate we issue to a participant indicates the participant’s rights and benefits under the group contract. Terms of the group contract are controlling.

The participant as owner may exercise all rights and benefits of the certificate without the consent of the group contract owner. Unless we state otherwise, the owner of a certificate under a group Panorama Plus deferred variable annuity and the owner of an individual Panorama Plus deferred variable annuity have the same rights and benefits. As a result, the term “contract” means either an individual Panorama Plus deferred variable annuity or a certificate issued under the group Panorama Plus deferred variable annuity.

The Company/General Overview

Ownership of the Contract

Owner

In this prospectus, “you” and “your” refer to the owner. The owner is named at time of application. The owner can be an individual or a non-natural person. We will not issue a contract to you if you have passed your 85th birthday as of the date we proposed to issue the contract.

As the owner of the contract, you exercise all rights under the contract. The owner names the beneficiary. You may change the owner of the contract at any time prior to the annuity date by written request. If you change the owner, the change is subject to our underwriting rules. Changing the owner may result in tax consequences. On and after the annuity income date, you continue as the owner.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a contract to you if the proposed annuitant has passed his/her 85th birthday as of the date we proposed to issue the contract. You may change the annuitant before the annuity income date, subject to our underwriting rules. However, the annuitant may not be changed on a contract owned by a non-natural person.

Contingent Annuitant

You may name a contingent annuitant if the owner of the contract is different than the annuitant. If the annuitant dies before the annuity income date, the contingent annuitant will receive all benefits otherwise due the annuitant, providing he/she has not passed his/her 85th birthday on the date the annuitant died.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

After we receive proof of death, the beneficiary has the exclusive right to:

•	appoint a contingent beneficiary who would succeed to the beneficiary’s interest if the beneficiary dies; and

•	make transfers under the contract.

Ownership of the Contract

Purchasing a Contract

Purchase Payments

The minimum amount we accept for your initial purchase payment is $500, or $40 per month when purchased under an automatic investment plan (see below). You can make additional purchase payments to your contract. However, additional payments of less than $50 are subject to our approval.

The maximum amount of cumulative purchase payments we accept without our prior approval is based on the annuitant’s age when we issued the contract. The maximum amount is:

•	$1 million up to the annuitant’s 76th birthday; or

•	$500,000 if the annuitant is age 76 or older.

You may make your initial purchase payment, along with your completed application, by giving them to your registered representative. You may make additional purchase payments:

•	by mailing your check that clearly indicates your name and contract number to:

First Class Mail

MassMutual Financial Group

Annuity Service Center HUB

P.O. Box 9067

Springfield, MA 01102-9067

Overnight Mail

MassMutual Financial Group

ASC Hub - L058

1295 State Street

Springfield, MA 01111

•	by instructing your bank to wire transfer funds to:

JP Morgan Chase Bank

New York, New York

ABA #021000021

CM Life Insurance Co.

Account 323956297

Ref: (Annuity Contract #)

Name: (Your Name)

We have the rights to reject any application or purchase payment.

Automatic Investment Plan (AIP).  Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making purchase payments to your contract. Payments through AIP may be as little as $40 per month. Contact the Annuity Service Center for information regarding setting up an AIP and any restrictions regarding use of AIP.

Allocation of Purchase Payments

When you purchase your contract, you choose how we will apply your purchase payments among the investment choices. If you make additional purchase payments, we will apply them in the same way as your first purchase payment, unless you tell us otherwise.

You may maintain contract value in a maximum of 10 investment choices at any one time. Therefore, you may maintain contract value in a maximum of 10 funds at any one time or 9 funds and the general account at any one time.

Once we receive your purchase payment and the necessary information at our Annuity Service Center, we will issue your contract and apply your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. When we receive all of the necessary information, we will then apply your first purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract on the business day we receive them at our Annuity Service Center as long as you have provided us with the necessary information to apply the purchase payment. If you do not give us all of the information we need, we will contact you to get it. We will then apply your purchase payment on the business day that we obtain the necessary information from you. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our Annuity Service Center on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day.

After the first contract year, we limit the amount of money that you may allocate to the general account in any one contract year to the greater of:

•	$25,000; or

•	125% of the average annual purchase payments you have allocated to the general account during the last 5 contract years, or all years, if your contract is less than 5 years old.

This restriction does not apply during the window period.

Purchasing a Contract

Investment Choices

The Separate Account

We established a separate account, Panorama Plus Separate Account, to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the separate account under Connecticut insurance law on September 25, 1991. We have registered the separate account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

C.M. Life owns the assets of the separate account. However, those separate account assets equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to, or charged against, the contracts and not against any other contracts we may issue. We are required to maintain sufficient assets in the separate account to meet the anticipated obligations of the contracts funded by the separate account.

The separate account is currently divided into 10 sub-accounts. Each of these sub-accounts invests in a fund. You bear the complete investment risk for purchase payments that you allocate to a fund.

You may maintain contract value in a maximum of 10 investment choices at any one time. Therefore, you may maintain contract value in a maximum of 10 funds at any one time or 9 funds and the general account at any one time.

The Funds

The contract offers the following funds. We may add additional funds in the future.

Investment Funds in Which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
American Century® Variable Portfolios, Inc.

American Century VP Income & Growth Fund	Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	Seeks growth of capital by investing in common stocks. Income is a secondary objective. The fund pursues a total return and dividend yield that exceed those of the S&P 500® Index by investing in stocks of companies with strong expected returns.

Fidelity® Variable Insurance Products (“VIP”) Fund

Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	Seeks long-term capital appreciation as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in securities of companies whose value it believes is not fully recognized by the public; Investing in domestic and foreign issuers; Investing in either “growth” stocks or “value” stocks or both; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Investment Choices

Investment Funds in Which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
Oppenheimer Variable Account Funds

Oppenheimer Bond Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income with a secondary objective to seek capital appreciation when consistent with its primary objective.

Oppenheimer Main Street Fund®/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks high total return (which includes share-value growth and current income) from equity and debt securities.

Oppenheimer Money Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks maximum current income from investments in money market securities consistent with low capital risk and maintenance of liquidity.

Panorama Series Fund, Inc.

Oppenheimer International Growth Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

Panorama Government Securities Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings, under normal market conditions) in U.S. government securities and U.S. government-related securities.

Panorama Growth Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks high total return.

Panorama Total Return Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.

T. Rowe Price Equity Series, Inc.

T. Rowe Price Mid-Cap Growth Portfolio (Unavailable in contracts issued on or after May 1, 2004)	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks long-term capital appreciation through investment in stocks of mid-cap companies with potential for above-average earnings growth. T. Rowe Price defines mid-cap companies as those with market capitalizations within the range of companies in the S&P Mid-Cap 400® Index or the Russell Midcap® Growth Index.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. Current copies of the fund prospectuses are attached to this prospectus. You should read the information contained in the fund prospectuses carefully before investing.

Investment Choices

Administrative, Marketing and Support Service Fees

We have entered into arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the underlying funds pursuant to which we receive payments for providing administrative, marketing or other support services to the funds. These payments may be used for any corporate purpose, including payment of expenses that we incur in promoting, issuing, distributing and administering the contract.

The arrangements with the underlying funds may vary and may include payments made pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The payments are generally based on an annual percentage of the average net assets held in that fund by us and our affiliates. Currently, on an annual basis, the payments range from 0.08% to 0.25% of the assets of the underlying fund attributable to the policies issued by us and our affiliates. These payments may be significant.

The General Account

Amounts that you allocate to the general account become part of our general account assets and are subject to the claims of all our creditors. All of our general account assets will be available to fund benefits under a contract.

You can also make transfers of your contract value into the general account. You do not participate in the investment performance of the assets in the general account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We guarantee this rate will be at least 3% per year. We may credit a higher rate of interest at our discretion.

Any part of your contract value that is held in the general account is subject to an interest rate factor adjustment. We explain the interest rate factor adjustment later in this prospectus. See the “Interest Rate Factor Adjustment” sub-section in the “Expenses” section of this prospectus and Appendix B to this prospectus for further information.

Investment Choices

Contract Value

Your contract value is the sum of your value in the separate account and the general account.

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units

Every business day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment to the funds, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of one accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Oppenheimer Bond Fund/VA. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Oppenheimer Bond Fund/VA is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Oppenheimer Bond Fund/VA.

Minimum Contract Value

You must maintain a minimum contract value of $250 during the accumulation phase of your contract. If you fail to do so, we may, upon 60 days notice, return your contract value less any applicable fees or charges. Your contract will continue in force if you make purchase payments that restore your contract value to the minimum contract value within 60 days of the notice date.

Transfers and Transfer Programs

We have the right to terminate, suspend or modify the transfer and transfer program provisions described in this prospectus.

You can transfer all or part of your contract value. You can make transfers by telephone or by other means we authorize. To make transfers other than by telephone, you must submit a written request. We will use reasonable procedures to confirm that instructions given to us are genuine. We may be liable for any losses due to unauthorized or fraudulent instructions, if we fail to use such procedures. We may tape record all telephone instructions.

We reserve the right to restrict the transfer privilege or to eliminate it entirely.

Transfers During the Accumulation Phase

You, or the beneficiary if a death benefit has become payable, may transfer all or part of the assets in a fund or the general account. You can make a transfer to or from the general account and to or from any fund. We currently do not impose a fee on transfers during the accumulation phase. However, we reserve the right to charge a fee in the future.

Contract Value/Transfers and Transfer Programs

The following rules apply to any transfer during the accumulation phase:

1.	The minimum amount that you may transfer is $100.

2.	The total amount that you may transfer to or from the general account is limited to the greater of:

•	$25,000, or

•	30% of the general account balance at the end of the previous contract year.

3.	We only allow transfers between competing accounts during the window period. For this purpose, we consider the general account and the Oppenheimer Money Fund/VA “competing accounts”.

The window period is the last 30 days of each 5-year period. The 5-year period begins on the date you allocate contract value or a purchase payment to the general account.

4.	We restrict other transfers involving any competing account for certain periods:

•	for a period of 90 days following a transfer out of a competing account, you may not transfer into the other competing account.

•	for a period of 90 days following a transfer into a competing account, you may not transfer out of the other competing account.

5.	You may maintain contract value in a maximum of 10 investment choices at any one time. Therefore, you may maintain contract value in a maximum of 10 funds at any one time or 9 funds and the general account at any one time. If you want to transfer contract value to an eleventh investment choice, you must transfer 100% of your contract value from one or more of your current investment choices.

6.	We will apply an interest rate factor adjustment to any amount that you transfer from the general account unless the transfer occurs during the window period.

Your transfer is effective on the business day at the accumulation unit value next determined after we receive your fully completed request at our Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your fully completed request at our Annuity Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Limits on Frequent Trading and Market-Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all contract owners and beneficiaries under the contract, including long-term contract owners who do not engage in these activities. Therefore, organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities who we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing among the funds, there can be no assurance that we will be able to identify all those who trade frequently or employ a market timing strategy, or that we will be able to curtail their trading in every instance.

If we, or the investment adviser to any of the funds available with this contract, determine that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we reserve the right to take restrictive action. Such action includes, but is not limited to:

•	not accepting transfer instructions from a contract owner or other person authorized to conduct a transfer;

•	restricting the ability to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium;

•	limiting the amount of transfer requests that can be made during a contract year; and

Transfers and Transfer Programs

•	requiring the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, we will return the contract value to the investment choice from which the transfer was attempted as of the business day your transfer request is rejected. We may, among other things, then require you to resubmit the rejected transfer by regular mail only.

Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount’s investment in the corresponding fund is not accepted for any reason.

Transfers During the Income Phase

During the income phase you may make only 1 transfer of your value in the separate account each contract year. We do not permit transfers to or from the general account. We currently do not impose a fee on transfers during the income phase. However, we reserve the right to charge a fee in the future.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount from the general account or a elected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

We offer 3 Dollar Cost Averaging Programs.

1.	Fixed dollar amount transfers from one fund to one or more other fund(s). The minimum transfer amount is $100.

2.	Fixed dollar amount transfers from the general account to one or more fund(s) except the Oppenheimer Money Fund/VA. The minimum transfer is $100.

You may elect this option only during the accumulation phase at the time of your initial purchase payment into the general account or on your contract anniversary date. We must receive your written request or request over the telephone to elect this option at least 5 business days before your contract anniversary.

We limit the amount you may transfer from the general account as follows:

•	In the initial contract year, you may transfer the greater of:

a)	30% of your initial purchase payment, or

b)	$25,000.
•	In subsequent contract years, you may transfer the greater of:

a)	30% of your contract value in the general account at the end of the previous contract year, or

b)	$25,000.

3.	Transfers of interest from the general account to any fund(s) except the Oppenheimer Money Fund/VA. You must have at least $5,000 in the general account on each transfer date to participate in this option. We waive the $100 minimum transfer amount for this option.

You may elect this option only:

•	at the time you make the initial purchase payment to the general account, or

•	in subsequent years, on your contract’s anniversary date.

We do not allow you to make additional transfers from the general account while Dollar Cost Averaging Options 2 or 3 are in effect, unless your contract is in the window period.

You can choose the frequency at which we make the dollar cost averaging transfers, i.e., monthly, quarterly, semi-annually or annually. You will also choose the specific date on which you would like the first dollar cost averaging transfer to occur. However, if we receive your fully completed election form or your request over the telephone at our Annuity Service Center less than 5 business days from the date you elect for your

Transfers and Transfer Programs

first dollar cost averaging transfer, we may defer the first transfer for one month. If you do not elect a start date, we will automatically start the Dollar Cost Averaging Program within 5 business days from the date we receive your fully completed election form or your request over the telephone. You may make changes to your election, including termination of the program, by written request or request over the telephone.

The Dollar Cost Averaging Option will terminate:

•	if you withdraw your total contract value;

•	if we have made the last transfer you elected;

•	if there is insufficient contract value to make the transfer;

•	upon payment of the death benefit;

•	if we receive from you a written request or request over the telephone to terminate the program at our Annuity Service Center at least 5 business days prior to the next transfer date;

•	if for option 3, your contract value in the general account falls below $5,000; or

•	if you begin receiving annuity payments.

We currently do not charge you for participation in the Dollar Cost Averaging Program. However, we reserve the right to charge for this feature in the future. We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

Withdrawals

During the accumulation phase you may make either partial or total withdrawals of your contract value. The contract does not provide a death benefit after you withdraw your full contract value.

Unless you instruct us otherwise, we will take any partial withdrawal proportionally from your contract value in the funds and the general account. The minimum amount that you may withdraw from the separate account or general account is $100 unless your partial withdrawal is a required minimum distribution. We require that after you make a partial withdrawal you keep at least $250 in the contract. Partial withdrawals are subject to a surrender charge.

When you make a total withdrawal you will receive your contract value:

•	less any applicable surrender charge;

•	less any applicable premium tax;

•	less any contract maintenance fee, and

•	less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

We also apply the interest rate factor adjustment to amounts withdrawn from the general account, unless you withdraw amounts during the window period.

Requests in Writing.  To request a withdrawal in writing, submit to the Annuity Service Center, our fully completed partial surrender or surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests By Telephone.  We do not allow total withdrawal requests by telephone. However, you may request partial withdrawals by telephone subject to the following rules:

•	The person requesting the partial withdrawal is the contract owner;

•	The withdrawal amount may not exceed $25,000;

•	The check will be made payable to the contract owner;

•	The check will be sent to the address of the contract owner requesting the partial withdrawal;

•	A change of address must not have been made within 30 calendar days prior to the partial withdrawal request;

•	The request must not be for a withdrawal that is part of a series of substantially equal periodic payments made for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary; and

•	The contract must be a non-qualified contract or IRA contract (excluding deferred compensation plans).

Withdrawals

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, at the Annuity Service Center, our partial surrender or surrender form, fully completed, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Annuity Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone requests, your withdrawal is effective on the business day we receive your call. For calls received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments.

Systematic Withdrawal Program

This program provides for an automatic monthly, quarterly, semi-annual or annual payment to you from your contract of at least $100. Currently, we do not charge for this program, but we reserve the right to charge in the future.

You may elect to begin the Systematic Withdrawal Program on or after your first contract anniversary. You may elect this program in writing or over the telephone. Requests made over the telephone are subject to the rules for requests by telephone described in the Withdrawals section of this prospectus.

We will begin systematic withdrawals on the date you elect as long as we receive a fully completed written request or your request over the telephone at least 5 business days prior to the date you elected. If the start date you elect is less than 53 days after we receive your fully completed written request or request over the telephone, we may postpone the start of your systematic withdrawals for one month. If you do not elect a start date, we will automatically begin systematic withdrawals within 5 business days after we receive your request.

Your systematic withdrawal program ends:

•	if you withdraw your total contract value;

•	if your contract value is below $250;

•	upon payment of the death benefit;

•	if we process the last withdrawal you elected;

•	if your value in a elected fund or the general account is insufficient to complete the withdrawal;

•	if you begin receiving annuity payments;

•	if you give us a written request or request over the telephone to terminate your program. We must receive your request at least 5 business days before the next scheduled withdrawal date.

The Systematic Withdrawal Program is available only during the accumulation phase. Withdrawals in excess of your free withdrawal amount may be subject to a surrender charge and interest rate factor adjustment.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: (1) the mortality and expense risk charge and (2) the administrative expense charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.07% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date

Withdrawals/Expenses

regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount which is 1.25% of the daily value of the assets invested in each fund, after fund expenses are deducted. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Expense Charge

This charge is equal, on an annual basis, to 0.07% of the daily value of the contracts invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual contract maintenance fee, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We can increase this charge, but the combined total of the administrative expense charge and the mortality and expense risk charge will never exceed 1.50%.

Contract Maintenance Fee

We deduct $30 from your contract as a contract maintenance fee on the last day of each contract year during the accumulation phase and, if you fully withdraw your contract value. We may increase this charge, but it will not exceed $60 per year. Subject to state regulations, we will deduct the annual contract maintenance fee proportionately from the investment choices you have elected. For contracts issued to Pennsylvania residents, we will calculate this fee as a pro rata portion of the balance in each fund.

We will not deduct the contract maintenance fee after your contract begins the income phase. We do not expect to profit from this fee.

Surrender Charge

We do not deduct a sales charge when we receive a purchase payment. However, if you withdraw all of or any part of the contract value during the first 5 contract years, we may assess a surrender charge on the amount you withdraw that exceeds the free withdrawal amount. The surrender charge is 5% of the amount withdrawn. We use this charge to cover certain expenses relating to the sale of the contract. We will deduct any surrender charge as of the business day we receive your written request.

If you withdraw:

•	from more than one investment choice, we will deduct the surrender charge proportionately from the amounts remaining in the investment choice(s) you elected.

•	the total value from an investment choice, we will deduct the surrender charge proportionately from amounts remaining in the investment choices that still have value.

•	your entire contract value, we will deduct the surrender from the contract value. You will receive a check for the net amount.

In addition to the free withdrawals described later in this section, we will not impose a surrender charge under the following circumstances:

•	If you cancel the contract during the 15 day free look period.

•	If you withdraw the entire contract value on the annuity income date.

•	If you take a partial or full withdrawal during the window period or after the first 5 contract years.

•	If we pay a death benefit.

•	If you redeem “excess contributions” to a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs) and Tax Sheltered Annuities (TSAs). We look to the Internal Revenue Code for the definition and description of excess contributions.

•	If you surrender your contract before April 30, 2005, and the proceeds of the surrender are used to purchase a new group annuity issued by

Expenses

MassMutual. The group annuity may be subject to charges upon surrender.

•	Upon payment of a minimum required distribution related to this contract that exceeds the free withdrawal amount;

•	When the contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Annuity Service Center.

C.M. Life guarantees that the aggregate surrender charge will never exceed 8.5% of the total purchase payments made. Further information about how the surrender charge is calculated can be found in the Statement of Additional Information.

Free Withdrawals

Beginning in the second contract year, you may withdraw an amount without incurring a surrender charge or an interest rate factor adjustment. The maximum you may withdraw without penalty is 10% of your contract value as of the end of the previous contract year. You may take this 10% in multiple withdrawals each contract year.

Window Period

The window period is the last 30 days of each 5-year period during which you have contract value in the general account. The 5-year period begins on the date you allocate contract value or a purchase payment to the general account. During this window period, you may surrender or transfer to any fund, part or all of your contract value in the general account without incurring a surrender charge or an interest rate factor adjustment. During the window period you may also surrender all or part of your contract value in the separate account without incurring a surrender charge.

Interest Rate Factor Adjustment

Except during the window period, we will apply an interest rate factor adjustment:

•	to any amount that you partially or fully withdraw (including transfers) from the general account during the accumulation phase, or

•	to any amount from the general account that you apply to a variable annuity option at the beginning of the income phase.

We base the interest rate factor adjustment on the interest rates payable on U.S. Treasury securities. This means that generally, if rates on U.S. Treasury securities are higher when you withdraw than when you made the payment, a negative adjustment will be applied to the amount you withdraw. This could result in your receiving an amount lower than the amount of your purchase payment(s). However, application of the interest rate factor adjustment will never result in a payment upon withdrawal that is lower than if the guaranteed rate had been 3%. If rates on U.S. Treasury securities are lower when you withdraw than when you made the payment, a positive adjustment will be applied to the amount you withdraw. This could result in your receiving an amount higher than the amount of your purchase payment(s).

We do not apply the interest rate factor adjustment during the window period or to free withdrawal amounts. Also, we do not apply the interest rate factor adjustment to contracts we issue to Pennsylvania residents.

See Appendix B to this prospectus for further information.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your contract value for them. Some of these taxes are due when your contract is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or when you fully withdraw your contract value. Premium taxes generally range from 0% to 3.5%, depending on the state.

Expenses

Transfer Fee

We currently do not impose a fee on transfers during the accumulation phase or the income phase.

Income Taxes

We will deduct from the contract any income taxes that we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The Separate Account purchases shares of the funds at net asset value. The net asset value of each fund reflects investment management fees and other expenses already deducted from the assets of the fund. Please refer to the fund prospectuses for more information regarding these expenses.

The Income Phase

If you want to receive regular income from your annuity, you can choose to receive fixed and/or variable annuity payments under one of several options. You can choose the month and year in which those payments begin. We call that date the annuity income date. Your annuity income date cannot be earlier than 5 years after you buy the contract.

You choose your annuity income date and annuity option when you purchase your contract. You can change either at any time before the annuity income date provided you give us 30 days written notice. If you do not choose an annuity option, we will assume that you elected Annuity Option B with 10 years of payments guaranteed.

The latest annuity income date that you may elect is the annuitant’s 90th birthday. Unless you indicate otherwise, we will make annuity payments to the annuitant. After the annuitant dies, we will make any remaining guaranteed annuity payments to the beneficiary.

We make annuity payments based on the age and sex of the annuitant under all options except Option E. We may require proof of age and sex before annuity payments begin.

At the annuity income date, you have the same fund choices that you had in the accumulation phase. You can choose whether payments will be fixed, variable, or a combination of both. If you elect a combination of both, you must indicate which part of your contract value we should apply to the fixed and variable payment options. If you do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the annuity date. Therefore, any amounts in the funds will be applied to a variable payout and any amounts in the general account will be applied to a fixed payout.

If your contract value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.

In order to avoid adverse tax consequences, you should begin to take distributions from your tax- qualified contract no later than the beginning date required by the Internal Revenue Service. Such distributions should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the Required Minimum Distribution Rules of Internal Revenue Code section 401(a)(9). If your contract is an IRA, the required beginning date should be no later than April 1 of the year after you reach age 70 1/2. For qualified plans and TSAs, that date is no later than April 1 of the year following the later of the year you reach age 70 1/2 or the year in which you retire.

Fixed Annuity Payments

If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following 4 things:

•	The value of your contract on the annuity date;

•	The deduction of premium taxes, if applicable;

•	The annuity option you select; and

•	The age and sex of the annuitant (and joint annuitant if a joint payment option is elected).

Expenses/The Income Phase

Variable Annuity Payments

If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following 6 things:

•	The value of your contract on the annuity date;

•	The deduction of premium taxes, if applicable;

•	The application of an interest rate factor adjustment, if applicable;

•	The annuity option you select;

•	The age and sex of the annuitant (and joint annuitant if a joint payment option is elected); and

•	An assumed investment rate (AIR) of 4% per year.

If you elect to have your contract value in the general account applied to a variable annuity, your first variable annuity payment amount will also reflect the interest rate factor adjustment.

Future variable payments will depend on the performance of the funds you elected. If the actual performance exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Value

In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you elected. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options

The following annuity options are available. After annuity payments begin, you cannot change the annuity option or the frequency of annuity payments. In addition, during the income phase we do not allow withdrawals.

Annuity Option A – Life Income.  Under this option we make fixed and/or variable periodic payments as long as the annuitant is alive. After the annuitant dies we stop making payments.

Annuity Option B – Life Income with Period Certain.  We will make fixed and/or variable periodic payments for a guaranteed period, or as long as the annuitant lives, whichever is longer. The guaranteed period may be 5, 10 or 20 years. At the time the annuitant elects the annuity payment option, he/she may give the beneficiary the right to elect a lump sum payment equal to the present value of the remaining guaranteed annuity payments.

Annuity Option C – Joint and Last Survivor Payments.  We will make fixed and/or variable periodic payments during the joint lifetime of 2 annuitants. When one dies, we will continue making these payments as if both annuitants were alive. We will not make payments after both annuitants have died.

Annuity Option D – Joint and 2/3 Survivor Annuity.  We will make fixed and/or variable periodic payments during the joint lifetime of 2 annuitants. We will continue making payments during the lifetime of the surviving annuitant. We will compute these payments for the surviving annuitant on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. We will not make payments after both annuitants have died.

Annuity Option E – Period Certain.  (not available as a variable income option) We will make periodic payments of a fixed amount for a specified period. The specified period must be at least 5 years and cannot be more than 30 years. In most states, if you do not want payments to continue for the remainder of the specified period, you may elect to have an amount equal to the present value of the remaining guaranteed annuity payments paid as a lump sum or applied to another annuity option.

Annuity Option F – Special Income Settlement Agreement.  We will pay you in accordance with terms agreed upon in writing by both you and us.

Limitation on Payment Options.  If you purchased the contract as a tax-qualified contract, the Internal Revenue Code may impose restrictions on the types of payment options that you may elect.

The Income Phase

Death Benefit

Death Benefit During

The Accumulation Phase

If you or the annuitant die before the annuity income date, we will pay a death benefit to your beneficiary once we receive due proof of death and the contract at our Annuity Service Center. However, if the annuitant dies before you and there is a contingent annuitant who is less than 85 years old on the annuitant’s date of death, we will not pay any death benefit. The contract will continue in force with the contingent annuitant as the annuitant.

We determine the amount of death benefit payable at the time of payment. If the deceased was less than age 75 at the time of death, we will pay the greater of:

•	the contract value, or

•	the total purchase payments, less any withdrawals and charges (including any previously assessed contract maintenance fees.)

Otherwise, we will base payments on the contract value at the time of payment. We will not apply a surrender charge, interest rate factor adjustment or the current contract year’s contract maintenance fee to any death benefit payment.

The death benefit options that are available depend on whether you and the annuitant are the same person.

Death Of Contract Owner

If you and the annuitant are not the same person and you die before the annuitant and before the annuity income date, one of the following scenarios applies:

1.	If your spouse is the beneficiary and survives you, he/she may elect only death benefit option A, B or C within 1 year after your death. If your spouse does not make a election within 1 year of your death, your spouse will become the contract owner.

2.	If the beneficiary is a natural person and not your spouse, the beneficiary may elect only death benefit option B or C within 1 year after your death. If the beneficiary does not

make	a election within 1 year of your death, we will pay the beneficiary in a single sum at that time.

3.	If the beneficiary is not a natural person, it may elect only death benefit option B or D within 1 year after your death.

4.	If no beneficiary survives you, we will declare the annuitant the beneficiary and scenario 1 or 2 above will apply. If no election is made within 1 year after your death, we will pay the death benefit in a single sum at that time.

If you, the contract owner, and the annuitant are the same person, and you die before the annuity income date, one of the following scenarios applies:

1.	If your spouse is the beneficiary, he/she may elect only death benefit option B, C or G within 1 year after your death. If your spouse does not make a election within 1 year after your death, he/she will become the contract owner and annuitant under the contract.

2.	If the beneficiary is a natural person but not your spouse, the beneficiary may elect only death benefit option B or C within 1 year after your death. If the beneficiary does not make a election within 1 year after your death, we will pay the death benefit to the beneficiary in a single sum at that time.

3.	If the beneficiary is not a natural person, it may elect only death benefit option B or D within 1 year after your death. If the beneficiary does not make a election within 1 year after your death, we will pay the death benefit in a single lump sum at that time.

4.	If no beneficiary survives you, we will pay the death benefit in a single sum to your estate within 5 years after the date of your death. If your estate does not make an election within 1 year after your death, we will pay the death benefit in a single sum at that time.

Death Of Annuitant

If you and the annuitant are not the same person and:

•	the annuitant dies before you, and

•	the annuitant dies prior to the annuity income date, and

Death Benefit

•	there is no contingent annuitant younger than age 85, or

•	if the contract owner is not a natural person,

one of the following scenarios applies:

1.	The beneficiary, if a natural person, may only elect death benefit option E or F within 1 year after the annuitant’s death. If the beneficiary does not make a election within 1 year after the annuitant’s death we will pay the death benefit to the beneficiary in a single sum at that time.

2.	If the beneficiary is not a natural person, it may only elect death benefit option D or E within 1 year after the annuitant’s death. If the beneficiary does not make a election within 1 year after the annuitant’s death, we will pay the death benefit in a single sum at that time.

3.	If no beneficiary survives the annuitant, we will consider you the beneficiary and preceding scenario 1 or 2 will apply.

Death Benefit Options

For purposes of these death benefit options, we determine life expectancy based on the tables in the Regulations, under Section 72 of the Code. The following death benefit options are available:

Option A – Become the contract owner;

Option B – Receive the death benefit as a single sum within 1 year after the contract owner’s death;

Option C – Receive the death benefit under any annuity option offered in the contract, provided the entire death benefit is distributed:

1.	within 5 years of the date of death; or

2.	over a period not extending beyond the life expectancy of the beneficiary; or

3.	over the life of the beneficiary.

If we are asked to pay the death benefit under Option C, scenario 2 or 3, we will pay the first installment within 1 year after the contract owner’s death.

Option D – Receive the death benefit under any annuity option offered in the contract, provided the entire death benefit is distributed within 5 years of the date of death;

Option E – Receive the death benefit as a single sum within 1 year after the annuitant’s death;

Option F – Receive the death benefit under any annuity option offered in the contract, provided the death benefit is distributed:

1.	over a period not extending beyond the life expectancy of the beneficiary; or

2.	over the life of the beneficiary.

We will pay the first installment within 1 year after the annuitant’s death.

Option G—Become the contract owner and annuitant of the contract, just as if the beneficiary had always been the contract owner and annuitant.

The availability of certain death benefit options for tax-qualified contracts may be limited in order to comply with the required minimum distribution rules.

Death Of Annuitant On Or After The Annuity Income Date

If the annuitant dies on or after the annuity income date, any death benefit depends on the annuity option in effect on the annuitant’s date of death. We will distribute any remaining payments at least as rapidly as under the method of distribution being used as of the date of death.

If a beneficiary dies while receiving the benefits, we will pay any balance to the beneficiary’s estate in a lump sum. If no beneficiary survives the annuitant, we will pay any benefits to the estate of the last annuitant to die in a single sum.

Death Benefit

Taxes

NOTE:  We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts In General

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract – qualified or non-qualified (see following sections).

You, as the owner of a non-qualified annuity, will generally not be taxed on increases in the value of your contract until a distribution occurs – either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have recovered all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

For variable annuity contracts, tax deferral depends on the insurance company, and not you having control of the assets held in the separate accounts. You can allocate account value from one fund of the separate account to another but cannot direct the investments each fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

The Internal Revenue Service (IRS) has provided some guidance on investor control but several issues remain unclear. One unanswered question is whether a contract owner can have too much investor control if the variable contract offers a large choice of funds in which to invest account values.

We do not know if the IRS will issue any guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

On June 7, 2001, President Bush signed into law the “Economic Growth and Tax Relief Reconciliation Act of 2001” (“EGTRRA”). Some of EGTRRA’s provisions include increased contribution limits for tax-qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements are urged to seek the advice of their independent tax counsel to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Taxes

Qualified And Non-Qualified Contracts

If you purchase the contract as an individual and not under any tax-qualified retirement plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a tax-qualified retirement plan, specially sponsored program, or an individual retirement annuity (IRA), your contract is referred to as a qualified contract. Examples of tax-qualified retirement plans are: deductible and non-deductible IRAs, Tax Sheltered Annuities (TSAs), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

This contract is not designed to be used in ERISA-covered plans. C.M. Life will not sell this contract to qualified pension and profit sharing plans, SEPS, Section 457 deferred compensation plans or ERISA-covered TSA programs. The term “Qualified Plans” or “tax-qualified retirement plan” as used in this prospectus refers only to plans that have certain tax advantages under the Internal Revenue Code and does not denote ERISA-covered plans.

Withdrawals – Non-Qualified Contracts

The Code generally treats any withdrawals (1) allocable to purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and (2) from an annuity contract entered into after August 13, 1982, as first coming from earnings and then from your purchase payments. The withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after you reach age 59 1/2;

(2)	paid to your beneficiary after you die;

(3)	paid if you become totally disabled (as that term is defined in the Code);

(4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

(5)	paid under an immediate annuity; or

(6)	which come from purchase payments made before August 14, 1982.

Withdrawals – Qualified Contracts

If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), (403 Tax-Sheltered Annuities), 408 (Individual Retirement Annuities - IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

•	distributions made on or after you reach age 59 1/2;

•	distributions made after your death or disability (as defined in Code Section 72(m)(7));

•	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance from employment is not required);

•	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

•	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

•	distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

Taxes

•	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

•	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days

•	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

•	distributions from an IRA which are qualified first-time home buyer distributions (as defined in Code Section 72(t)(8)).

Generally, distributions from a tax-qualified retirement plan must begin no later than April 1st of the calendar year following the later of (a) the year in which you attain age 70 1/2 or (b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions do not apply to a Roth IRA during your lifetime. Required distributions generally must be over a period not exceeding your life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Under the 2002 Final and Temporary Regulations issued under Code Section 401(a)(9), required distributions may be made over joint lives or joint life expectancies if your designated beneficiary is your spouse who is more than 10 years younger than you. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The 2002 Final and Temporary Regulations issued under Code section 401(a)(9) included a provision that could increase the amount of required minimum distributions for certain individuals. Temporary Regulation section 1.401(a)(9)-6T, Q&A-12, requires that when calculating an individual’s account balance for required minimum distribution purposes, the balance must include the actuarial value of any other benefits that will be provided under the annuity contract. The IRS provided relief from this provision in Notice 2003-2 and indicated that such relief will continue to be available at least through the end of the calendar year in which final regulations are issued. It is unclear at this time how any final regulations would impact this issue.

Withdrawals – Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners through salary reductions from certain Tax-Sheltered Annuities. Withdrawals of salary reduction amounts and their earnings can only be made when an owner:

(1)	reaches age 59 1/2;

(2)	has a severance from employment;

(3)	dies;

(4)	becomes disabled, as that term is defined in the Code; or

(5)	in the case of hardship.

In the case of hardship, the owner can only withdraw the purchase payments and not any earnings. Salary reduction payments cannot be made for 6 months following a hardship withdrawal.

Any contract value as of December 31, 1988 is not subject to these restrictions. Additionally, return of “excess contributions” or amounts paid to a spouse as a result of a qualified domestic relations order are generally not subject to these restrictions.

Withdrawals – Texas Optional Retirement Program

No withdrawals may be made in connection with a contract issued pursuant to the Texas Optional Retirement Program for faculty members of Texas public institutions of high learning before you:

•	terminated employment in all such institutions and repay employer contributions if termination occurs during the first twelve months of employment;

•	retire;

•	die; or

•	attain age 70 1/2

Withdrawals – 457(b) Deferred

Compensation Plans

Amounts may not be paid to a participant of a 457(b) deferred compensation plan prior to the participant’s:

•	attainment of age 70 1/2;

Taxes

•	severance from employment;

•	incurring an unforeseeable emergency; or

•	compliance with a qualified domestic relations order (QDRO).

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. A “non-resident alien” is a person who is neither a US citizen nor resident in the US. We are required to withhold this tax and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on a Form W8-BEN, providing us with: (1) proof of residency (in accordance with Internal Revenue Service requirements); and (2) an US individual taxpayer identification number. If the non-resident alien does not meet the above conditions, we will withhold 30% of income from the distribution.

Other Information

Terminal Illness Benefit

Before your 75th birthday, you may elect a Terminal Illness Benefit. This benefit is not available in all states. We will require proof that you are terminally ill and not expected to live more than 12 months. This proof will include certification by a licensed medical practitioner performing within the scope of his/her license. You, the annuitant or contingent annuitant may not be the licensed medical practitioner, nor can the medical practitioner be the parent, spouse or child of the contract owner, annuitant or contingent annuitant. We may also impose additional requirements.

We will determine the amount of payment when we receive your written request. The Terminal Illness Benefit will equal the death benefit we would pay on your contract.

We will not apply a surrender charge, interest rate factor adjustment or contract maintenance fee with respect to any Terminal Illness Benefit. Payment of the Terminal Illness Benefit will terminate the contract.

Performance

We may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict future performance.

Standardized Total Returns

We will show standardized average annual total returns for sub-accounts that have been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the surrender charge, the contact maintenance fee and all other separate account and contract level charges, except premium taxes, if any.

If a sub-account has been in existence for less than one year, we will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the surrender charge.

Nonstandard Total Returns

We will also show total returns based on historical performance of the sub-accounts and underlying funds. We may assume the contracts were in existence prior to their inception date, May 13, 1992, which they were not. Total return percentages include all fund level expenses, total separate account expenses and all contract level charges. The returns do not include premium taxes, if any. If premium taxes were included, returns would be less than those shown.

Taxes/Other Information

We may also calculate total return percentages which include all fund expenses and total separate account expenses. The total return percentages will not include the contingent deferred sales charge, annual maintenance charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

Yield and Effective Yield

We may also show yield and effective yield for the Oppenheimer Money Fund/VA over a seven-day period, which we then “annualize”. This means that when we calculate yield, we assume that the amount of money the investment earns for the week is earned each week over a 52-week period. We show this as a percentage of the investment. We calculate the effective yield similarly, but when we annualize the amount, we assume the income earned is re-invested. Therefore, the effective yield may be slightly higher than the yield because of the compounding effect.

Related Performance

Some of the funds available to you may be similar to mutual funds offered in the retail marketplace. These funds generally have the same investment objectives, policies and portfolio managers as the retail mutual funds and usually were formed after the retail mutual funds. While these funds generally have identical investment objectives, policies and portfolio managers, they are separate and distinct from retail mutual funds. In fact, performance of these funds may be dramatically different from the performance of the retail mutual funds. This is due to differences in the funds’ sizes, dates shares of stocks are purchased and sold, cash flows and expenses. You should remember that retail mutual fund performance is not the performance of the funds available in this contract and is not an indication of future performance of these funds.

Distribution

MML Distributors, LLC (MML Distributors) serves as principal underwriter for the contract. The purpose of the underwriter is to distribute the contract. The contracts are no longer offered for sale to the public. However, you may continue to make purchase payments to your contract. MML Distributors is an indirect wholly owned subsidiary of MassMutual. MML Distributors is located at 1414 Main Street, Springfield, Massachusetts 01144-1013.

We will pay commissions to broker-dealers who sell the contract. Commissions are a combination percentage of purchase payments and contract value. Currently, we pay an amount up to 4.5% of purchase payments. In addition, we pay a maximum commission of .50% of contract values each contract year.

Electronic Transmission Of Application Information

Upon agreement with a limited number of broker-dealers, we will accept electronic data transmissions of application information. Our Annuity Service Center will accept this information at the time that the initial purchase payment is transmitted by wire. Please contact your registered representative for more information.

Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. You may be subject to tax consequences if you assign your contract.

If you assign your contract, your rights may only be exercised with the consent of the assignee of record. We require consent of any irrevocable beneficiary before we assign proceeds.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the

Other Information

sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financial purchase. A “financial purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest.

Suitability

According to federal securities law, a registered representative is required to recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs.

Please note that we and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long-term retirement product. Please ask your registered representative for more information about the annuity contracts we issue to determine if one of them is a suitable investment for you based upon your needs and financial situation.

Misstatement Of Age Or Sex

If the annuitant’s age or sex has been stated incorrectly, the annuity payment we will make is what is appropriate for the correct age and sex. After we correct the mistake, the annuitant will receive the sum of any underpayments within 30 calendar days. If we have made any overpayments, we will subtract the amount of the overpayments from the annuity payments(s) we make following the correction.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Reservation Of Rights

We reserve the right to:

•	substitute another fund for one of the funds you have elected, and

•	add or eliminate sub-accounts.

If we do so, we will receive prior approval from the Securities and Exchange Commission, if necessary. We will give you notice of our intent to exercise one of these rights.

Suspension Of Payments Or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

•	trading on the New York Stock Exchange is restricted; or

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds;

Other Information

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the general account for the period permitted by law but not for more than six months.

Legal Proceedings

We are involved in litigation arising in and out of the normal course of business which seeks both compensatory and punitive damages. While we are not aware of any actions or allegations that should reasonably give rise to any material adverse impact, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially impact out financial position, results of operations, or liquidity.

Financial Statements

We have included our statutory financial statements and those of the separate account in the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:

1.	C. M. Life Insurance Company

2.	Custodian

3.	The Separate Account

4.	Accumulation Unit Values

5.	Annuity Units and Unit Values

6.	Income Phase Transfer Formulas

7.	Surrender Charge Calculation

8.	Records, Reports and Services

9.	Distribution

10.	Purchase of Securities Being Offered

11.	Federal Tax Matters

12.	Experts

13.	Financial Statements

Other Information

[This page intentionally left blank]

To:	MassMutual

Annuity Service Center Hub

P.O. Box 9067

Springfield, Massachusetts 01102-9067

Please send me a Statement of Additional Information for C.M. Life’s Panorama Plus.

Name

Address

City	State	Zip

Telephone

[This page intentionally left blank]

Appendix A

Panorama Plus Separate Account

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Sub-Account	Dec. 31, 1994	Dec. 31, 1995	Dec. 31, 1996	Dec. 31, 1997	Dec. 31, 1998	Dec. 31, 1999	Dec. 31, 2000	Dec. 31, 2001	Dec. 31, 2002	Dec. 31, 2003
Money Market	$1.05	$1.10	$1.15	$1.19	$1.24	$1.29	$1.35	$1.39	$1.40	$1.39
Government Securities	1.10	1.28	1.29	1.39	1.49	1.45	1.61	1.71	1.85	1.88
Income	1.11	1.31	1.32	1.42	1.50	1.46	1.54	1.64	1.76	1.86
Total Return	1.19	1.46	1.59	1.86	2.04	1.99	1.92	1.76	1.49	1.79
Growth	1.26	1.71	2.01	2.52	2.70	2.57	2.22	1.96	1.57	1.97
International Growth	1.15	1.25	1.40	1.50	1.77	2.63	2.35	1.76	1.24	1.85
Income & Growth[1]	N/A	N/A	N/A	N/A	N/A	1.11	0.98	0.89	0.71	0.91
Mid-Cap Growth[1],3	N/A	N/A	N/A	N/A	N/A	1.19	1.27	1.24	0.97	1.32
Contrafund[1]	N/A	N/A	N/A	N/A	N/A	1.14	1.06	0.92	0.82	1.04
Main Street[2]	N/A	N/A	N/A	N/A	N/A	1.11	1.01	0.89	0.72	0.90

Accumulation Units Outstanding

	Dec. 31, 1994	Dec. 31, 1995	Dec. 31, 1996	Dec. 31, 1997	Dec. 31, 1998	Dec. 31, 1999	Dec. 31, 2000	Dec. 31, 2001	Dec. 31, 2002	Dec. 31, 2003
Money Market	13,603,045	16,949,501	13,507,122	12,091,336	14,186,953	19,384,715	10,472,850	10,476,454	9,785,691	6,812,761
Government Securities	13,726,057	12,647,811	12,647,811	11,672,397	11,323,817	8,546,351	6,210,576	5,580,920	6,185,530	4,724,001
Income	16,488,930	20,617,764	22,192,539	21,424,948	22,174,564	16,661,593	10,814,373	9,800,180	8,346,078	7,101,171
Total Return	147,324,713	194,679,349	224,734,224	224,379,585	209,536,235	155,032,383	89,826,679	66,383,582	50,959,458	42,984,338
Growth	49,636,052	83,371,008	111,846,534	128,553,850	128,161,817	86,617,273	49,296,917	36,917,500	28,535,751	24,500,608
International Growth	22,419,639	31,322,974	40,507,658	44,128,995	41,761,023	33,381,406	28,595,060	21,601,968	16,412,127	13,680,649
Income & Growth[1]	N/A	N/A	N/A	N/A	N/A	32,447,776	32,637,999	24,735,233	19,193,086	15,778,648
Mid-Cap Growth[1],3	N/A	N/A	N/A	N/A	N/A	18,995,014	28,539,005	23,715,244	17,921,465	15,965,622
Contrafund[1]	N/A	N/A	N/A	N/A	N/A	45,292,817	50,364,591	38,604,489	28,754,720	24,576,719
Main Street[2]	N/A	N/A	N/A	N/A	N/A	9,952,682	26,213,877	21,673,148	16,832,647	14,389,314

[1]	Public offering commenced May 1, 1999.
[2]	Public offering commenced October 1, 1999.
[3]	Unavailable in contracts issued on or after May 1, 2004.

Prior to December 1, 1996, the Combined Financial Information reflected the Money Market and Income Sub-Accounts investment in the Money Market and Income Portfolios of Panorama Fund, respectively. On December 1, 1996, we substituted shares of the Oppenheimer Money Fund/VA and the Oppenheimer Bond Fund/VA for shares of Panorama Fund’s Money Market and Income Portfolios, respectively. Therefore, effective December 1, 1996, the Condensed Financial Information reflects the Money Market and Income Sub-Accounts’ investment in the Oppenheimer Money Fund/VA and the Oppenheimer Bond Fund/VA, respectively.

Appendix A

A-1

Appendix B – Interest Rate Factor Adjustment Calculation

Except during the window period or on free withdrawal amounts, we will apply an interest rate factor adjustment:

•	to any amount that you partially or fully withdraw (including transfers) from the general account during the accumulation phase, or

•	to any amount from the general account that you apply to a variable annuity option at the beginning of the income phase.

We base the interest rate factor adjustment on the interest rates payable on U.S. Treasury securities. This means that generally, if rates on U.S. Treasury securities are lower when you withdraw than when you made the payment, a positive adjustment will be applied to the amount you withdraw. This could result in your receiving an amount higher than the amount of your purchase payment(s).

If rates on U.S. Treasury securities are higher when you withdraw than when you made a payment, a negative adjustment could be applied to the amount you withdraw. That negative adjustment will never result in a payment upon withdrawal that is lower than if the guaranteed rate had been 3%.

The interest rate factor adjustment will reflect the relationship between:

1.	the weighted average of U.S. Treasury Index Rates corresponding to aggregate purchase payments and transfers into the general account during the current five-year period (as adjusted for partial withdrawals or transfers out of the general account),

2.	the U.S. Treasury Index Rate which would be applicable during the time remaining in the current five-year period on the date of the withdrawal, and

3.	the time remaining in the current five-year period.

In general, if the weighted average of U.S. Treasury Index Rates corresponding to purchase payments and transfers during the current five- year period is lower than the U.S. Treasury Index Rate which would be applicable during the time remaining in the current five-year period, then the application of the interest rate factor adjustment will result in a lower payment upon withdrawal.

We do not apply the interest rate factor adjustment during the window period or to free withdrawal amounts. Also, we do not apply the interest rate factor adjustment to contracts we issue to Pennsylvania residents.

The partial withdrawal interest rate factor adjustment formula is:

(1 – 1/IRF) × (GAPW – GAF + GAPSC) = IRFA.

If you make a partial withdrawal, we do not apply an interest rate factor adjustment if the general account free withdrawal amount exceeds the general account portion of the partial withdrawal.

The full withdrawal interest rate factor adjustment formula is:

(IRF – 1) × (GAFW – GAF) = IRFA.

Where:

(GAPW) is the general account Partial Withdrawal Amount.

(GAFW) is the general account Full Withdrawal Amount.

(GAF) is the general account Free Withdrawal Amount.

(GAPSC) is the general account portion of the Partial Surrender Charge Amount determined as follows:

GAPSC = (GAPW – GAF) × 5%/95%, but not less than zero.

(IRF) is the Interest Rate Factor.

(IRFA) is the Interest Rate Factor Adjustment.

The interest rate factor is determined by the following formula:

IRF = MAX	((1 + Ta)(N/12)	GAFW 3%	)
	(1.003 + Tb)(N/12),	GAFW

Appendix B

Where:

(Ta) is the weighted average of the U.S. Treasury Index Rates which correspond to the purchase payments and/or transfers allocated to the general account during the current five-year period.

We determine the U.S. Treasury Index Rate corresponding to each such allocation by the number of full years and fractions thereof (but not less than 1 year) remaining from the date of the allocation until the end of the current five-year period. For purposes of determining the average of these rates, each U.S. Treasury Index Rate is weighted by the amount of the corresponding allocation (as adjusted to reflect any partial withdrawal and/or transfers from the general account subsequent to such allocation). We will treat the general account balance at the beginning of any five-year period as a new allocation for purposes of this calculation.

We shall adjust each allocation made prior to a partial withdrawal and/or transfer from the general account (other than the current withdrawal) by multiplying such allocation by the following fraction:

1 – PW/GAB

Where:

(PW) is the amount of the partial withdrawal and/or transfer from the general account made subsequent to the allocation,

(GAB) is the beginning general account balance on the date of the partial withdrawal and/or transfer from the general account,

We will calculate a separate adjustment for each prior partial withdrawal and/or transfer from the general account.

(Tb) is the U.S. Treasury Index Rate with a maturity equal to the number of full years and fractions thereof (but not less than 1 year) remaining in the current five-year period on the date of the partial or full withdrawal,

(N) is the number of whole months remaining in the current five-year period as of the date of the partial or full withdrawal (rounded down),

1.003 builds into the formula a factor representing our direct and indirect costs associated with liquidating general account assets in order to satisfy withdrawal requests or to begin making annuity income payments (to the extent the general account balance is applied to purchase a variable annuity). We have added this adjustment of .30% to the denominator of the formula because we anticipate that a substantial portion (more than half) of applicable general account portfolio assets will be in relatively illiquid private placement securities. Thus, in addition to direct transaction costs, if we must sell such securities (e.g., because of withdrawals), the market price may be lower because they are not registered securities. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative interest rate factor adjustment.

(GAFW3%) is the general account Full Withdrawal Amount calculated at 3% since the inception of the contract. If this amount would become negative during the calculation, it is set equal to zero.

(IRF) is the interest rate factor.

Examples

The following examples illustrate the calculation of the interest rate factor and the interest rate factor adjustment.

In the following examples, we apply the interest rate factor adjustment formula so as to produce only positive numbers, which we then add to, or subtract from, the withdrawal proceeds for full general account balance withdrawals, or the remaining general account balance for partial general account balance withdrawals. For example, if the interest rate factor is .7, then the interest rate factor adjustment calculation illustrated below will show 1-.7, rather than .7-1, to result in a positive number.

For all the following examples, we have assumed GAFW equals $50,000 and GAFW3% equals $45,000.

For examples 1 and 2, assume no change in interest rates.

1)	Assume a $50,000 general account balance at the beginning of the second five-year period, and a full withdrawal at that time.

Also, assume the U.S. Treasury Index Rate at that time is 7%.

THEN: IRF	=	(1.07)(5)	=	.9861

(1.073)(5)

Appendix B

Interest Rate Factor Adjustment [deducted from proceeds] =

(1 – .9861) × ($50,000 – $5,000) = $625.50.

2)	Assume a $50,000 general account balance at the beginning of the tenth contract year with a full withdrawal at that time.

Also, assume the U.S. Treasury Index Rate remains at 7% for all maturities.

THEN: IRF	=	1.07	=	.9972

1.073

Interest Rate Factor Adjustment [deducted from proceeds] =

(1 – .9972) × ($50,000 – $5,000) = $126.00.

For examples 3 and 4, assume a general account balance of $50,000 at the beginning of the seventh contract year.

3)	Assume a full withdrawal at the beginning of the seventh contract year:

a)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 5.40%.

(This is a decrease in rates of 1.60%). Then the IRF = 1.05

Interest Rate Factor Adjustment [added to products] =

(1.05 – 1) × ($50,000 – $5,000) = $2,250.

Thus, the actual amount of withdrawal proceeds paid =

$50,000 + $2,250 – $30 = $52,220.

Note: The contract maintenance fee ($30) applies to full withdrawals.

b)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 8.08%.

(This is an increase in rates of 1.08%). Then the IRF = .95

Interest Rate Factor Adjustment [deducted from proceeds] =

(1 – .95) × ($50,000 – $5,000) = $2,250.

Thus, the actual amount of withdrawal proceeds paid =

$50,000 – $2,250 – $30 = $47,720.

Note: The contract maintenance fee ($30) applies to full withdrawals.

4)	Assume a partial withdrawal of $10,000 at the beginning of the seventh contract year:

a)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 5.40%.

(This is a decrease in rates of 1.60%). Then the IRF = 1.05

Interest Rate Factor Adjustment =

{	1	-	1	}	× ($10,000 – $5,000) = $238.10.

1.05

Thus, the general account balance would be reduced by
$10,000 – $238.10 = $9,761.90.

b)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 8.08%.

(This is an increase in rates of 1.08%). Then the IRF = .95

Interest Rate Factor Adjustment =

{	1	-	1	}	× ($10,000 – $5,000) = $236.10.

.95

Thus, the general account balance would be increased by
$10,000 + $263.16 = $10,263.16.

The Applicability of the Interest Rate Factor Adjustment on Withdrawals

The following examples illustrate the impact of the interest rate factor adjustment together with the surrender charge on withdrawal proceeds. For examples 1 and 2, assume a general account balance of $50,000 at the beginning of the second contract year.

1)	Assume a full withdrawal at the beginning of the second contract year.

a)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 4.18%.

(This is a decrease in rates of 2.82%). Then the IRF = 1.10

Surrender Charge =
($50,000 – $5,000) × .05 = $2,250

Appendix B

Interest Rate Factor Adjustment =
(1.10 – 1) × ($50,000 – $5,000) = $4,500

Thus, the actual amount of withdrawal proceeds paid =
$50,000 – $2,250 + $4,500 – $30 = $52,220

Note: The contract maintenance fee ($30) applies to full withdrawals.

b)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 9.56%.

(This is an increase in rates of 2.56%). Then the IRF = .9

Surrender Charge =
($50,000 – $5,000) × .05 = $2,250

Interest Rate Factor Adjustment =
(1 – .9) × ($50,000 – $5,000) = $4,500

Thus, the actual amount of withdrawal proceeds paid =
$50,000 – $2,250 – $4,500 – $30 = $43,220

Note: The contract maintenance fee ($30) applies to full withdrawals.

2)	Assume a partial withdrawal of $10,000 at the beginning of the second contract year.

a)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 4.18%.

(This is a decrease in rates of 2.82%.) Then the IRF = 1.10

Surrender Charge =
($10,000 – $5,000) × .05/.95 = $263.16.

Interest Rate Factor Adjustment =

{	1	-	1	}	× ($10,000 –$5,000) = $478.47.

1.10

Thus, the general account balance will be reduced by:

$10,000 + $263.16 – $478.47 = $9,784.69

b)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 9.56%.

(This is an increase in rates of 2.56%.) Then the IRF = .90

Surrender Charge =
($10,000 – $5,000) × .05/.95 = $263.16

Interest Rate Factor Adjustment =
(1 – 1.90) × ($10,000 – $5,000 + $263.16) = $584.80

Thus, the general account balance will be reduced by:

$10,000 + $263.16 + $584.80 = $10,847.96

Appendix B

PANORAMA PLUS VARIABLE ANNUITY

C.M. LIFE INSURANCE COMPANY

(Depositor)

PANORAMA PLUS SEPARATE ACCOUNT

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2004

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectuses for the Panorama Plus variable annuity contract and for the underlying funds. You may obtain a copy of the prospectus dated May 1, 2004 by calling 1-800-272-2216 (press 2), or by writing to the MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01102-9067.

C.M. Life Insurance Company	2

Custodian	2

The Separate Account	2

Accumulation Unit Values	2

Annuity Units and Unit Values	3

Income Phase Transfer Formulas	4

Surrender Charge Calculation	5

Records, Reports and Services	5

Distribution	5

Purchase of Securities Being Offered	6

Federal Tax Matters	6

Experts	13

Financial Statements	final pages

1

C.M. LIFE INSURANCE COMPANY

In this Statement of Additional Information, “we,” “us,” and “our” refer to C.M. Life Insurance Company (“C.M. Life”). C.M. Life is a wholly-owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions. MassMutual is a global, diversified financial services organization providing life insurance, annuities, disability income insurance, long-term care insurance, structured settlements and retirement and savings products to individual and institutional customers. MassMutual is organized as a mutual life insurance company.

CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by C.M. Life as custodian of Panorama Plus Separate Account (the “Separate Account”).

THE SEPARATE ACCOUNT

The Separate Account was established as a separate account under the laws of the State of Connecticut, on September 25, 1991.

Under Connecticut law, the assets of the Separate Account are owned by C.M. Life, but they are held separately from the other assets of C.M. Life, and are not chargeable with liabilities incurred in any other business operation of C.M. Life (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains, and losses incurred on the assets in the sub-accounts of the Separate Account, whether or not realized, are credited to or charged against that sub-account, without regard to other income, gains or losses of any other investment account or sub-account of C.M. Life. Therefore, the investment performance of any sub-account is entirely independent of the investment performance of C.M. Life’s General Account assets or any other separate account maintained by C.M. Life.

The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a unit investment trust. It meets the definition of a “separate account” under the federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or of C.M. Life.

ACCUMULATION UNIT VALUES

Accumulation Units.    Accumulation units are used to account for all amounts allocated to or withdrawn from the Separate Account. C.M. Life will determine the number of accumulation units of a sub-account purchased or canceled by dividing the net purchase payment allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit on the date of the transaction. The Separate Account balance will consist of the sum of the value of all accumulation units in all sub-accounts credited to the contract on the applicable valuation date.

Accumulation Unit Value.    The value of an accumulation unit in a sub-account on any valuation date is the product of (a) the value on the preceding valuation date and (b) the net investment factor for the sub-account for the valuation period just ended.

A Valuation Date is every day on which C.M. Life and the New York Stock Exchange (NYSE) are open for business, but shall not include any day on which trading on the NYSE is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission and/or respective governing bodies of the NYSE so that valuation or disposal of securities is not practicable.

A Valuation Period is the period of time beginning on the day following any valuation date and ending on the next valuation date. A valuation period may be one day or more than one day.

2

Net Investment Factor    C.M. Life calculates the net investment factor for each sub-account as follows:

(ENAV + DIV-TAX) / BNAV - CHGS = net investment factor

Where:

(ENAV)	ending net asset value, (i.e., the net asset value per share of the sub-account’s investment in the appropriate fund for the valuation period just ended).

(DIV)	dividends, (i.e., any dividend per share declared on behalf of the fund that has an ex-dividend date within the valuation period just ended. This includes both income and capital gain dividends).

(TAX)	taxes, (i.e., the reserve for taxes per share on realized and unrealized capital gains or losses of such fund within the valuation period just ended (a negative number represents a tax credit)).

(BNAV)	beginning net asset value, (i.e., the net asset value per share of the sub-account’s investment in such fund at the beginning of the valuation period just ended).

(CHGS)	applicable charges, (i.e., the accumulated mortality and expense risk charge and administrative expense charge for each day in the valuation period just ended (which will not exceed 1.50% on an annual basis)).

Example:

The following example illustrates the calculation of accumulation unit value:

Net Asset Value Per Share at End of Valuation Period (ENAV) =		$34.00

Dividends Per Share Declared (Ex-dividend Date within Valuation Period) (DIV) =		$2.00
Reserve for Taxes Per Share on Capital Gains/Losses (within valuation Period)(TAX) =	$	[5.00	]

Net Asset Value Per Share at Beginning of Valuation Period (BNAV) =		$30.00

Applicable Mortality and Expense and Administrative Charges for Valuation Period (CHGS) = (.0107 + .0007)/365 = .0000312

Net Investment Factor = (34 + 2 - 5)/30 - .0000312 = 1.0333021

Accumulation Unit Value at Beginning of Period =		$10.00

Accumulation Unit Value at End of Period = 10.00 x 1.0333021 =		$10.33

ANNUITY UNITS AND UNIT VALUES

The dollar amount of each variable annuity payment depends on the number of “annuity units” credited to that annuity option and the value of those units. The number of annuity units is determined as follows.

1.  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the contract value to be applied to the sub-account and the annuity purchase rate specified in the contract by the value of one annuity unit in that sub-account on the annuity income date.

2.  The amount of each annuity income payment equals the product of the annuitant’s number of annuity units and the annuity unit values on the payment date. The amount of each payment may vary from prior annuity income payments.

The value of an annuity unit in a sub-account on any valuation date is determined as follows.

1.  The net investment factor for the valuation period (for the appropriate annuity income payment frequency) just ended is multiplied by the value of the annuity unit for the sub-account on the preceding valuation date.

3

2.  The result in (1) is then divided by an interest factor. The interest factor equals 1.00 plus the interest rate for the number of days since the preceding valuation date. Interest is based on an effective annual rate of 4%. This compensates for the interest assumption built into the annuity purchase rates.

INCOME PHASE TRANSFER FORMULAS

During the income phase, the contract owner may transfer Separate Account balance from one sub-account to another, subject to certain limitations. No transfers are permitted to or from the General Account during the income phase. (See “Transfers,” in the Prospectus.)

1.  Transfers during the income phase are implemented according to the following formula:

2.  Determine the number of units to be transferred from the sub-account as follows:

= AT/AUV1

3.  Determine the number of annuity units remaining in such sub-account (after the transfer)

= UNIT1 - AT/AUV

4.  Determine the number of annuity units in the transferee sub-account (after the transfer):

= UNIT2 + AT/AUV2

5.	Subsequent annuity payments will reflect the changes in annuity units in each sub-account as of the next annuity income payment’s due date.

Where:

(AUV1)	is the annuity unit value of the sub-account that the transfer is being made from as of the next annuity payment’s due date.

(AUV2)	is the annuity unit value of the sub-account that the transfer is being made to as of the next annuity payment’s due date.

(UNIT1)	is the number of units in the sub-account that the transfer is being made from, before the transfer.

(UNIT2)	is the number of units in the sub-account that the transfer is being made to, before the transfer.

(AT)	is the dollar amount being transferred from the sub-account.

Example:

The following example illustrates the application of the income phase transfer formulas:

Assume

Annuity unit value of sub-account #1 = $10.00
Annuity unit value of sub-account #2 = $8.50
Number of units in sub-account #1 = 50
Number of units in sub-account #2 = 20

To transfer $30.00 from sub-account #1 to sub-account #2:

Number of units to transfer from sub-account #1 = 30/10 = 3

Number of units left after transfer = 50 - 3 = 47

Number of units to transfer to sub-account #2 = 30/8.50 = 3.53

New number of units in sub-account #2 = 20 + 3.53 = 23.53

New monthly annuity income payment from sub-account #1 = 10 × 47 = $470.00
New monthly annuity income payment from sub-account #2 = 23.53 × 8.50 = $200.01

4

SURRENDER CHARGE CALCULATION

A surrender charge is deducted from the contract balance upon a partial or full withdrawal of the contract value, unless certain conditions apply.

The partial surrender charge formula is calculated as follows: (PW - FREE) × 5%(95%) = PSC, but not less than zero.

The full surrender charge formula is calculated as follows: (FW - FREE) × 5% = FSC.

Where:

(PW)	is the partial withdrawal amount.

(FW)	is the full withdrawal amount.

(FREE)	is the free withdrawal amount.

(PSC)	is the partial surrender charge amount.

(FSC)	is the full surrender charge amount.

Example:

Assume a Separate Account balance of $50,000 at the beginning of the second contract year.

1)  If there is a full withdrawal at the beginning of the second contract year:

Surrender Charge = ($50,000 - $5,000) × .05 = $2,250.00.

Thus, the withdrawal proceeds would be = $50,000 – $30 – $2,250.00 = $47,720.00

Note: The contract maintenance fee ($30) applies to full withdrawals.

2)  If there is a partial withdrawal of $10,000 at the beginning of the second contract year:

Surrender Charge = ($10,000 - $5,000) × .05/.95 = $263.16.

Thus, the Separate Account balance would be reduced by $10,000 + $263.16 = $10,263.16.

RECORDS, REPORTS AND SERVICES

All records and accounts relating to the Separate Account will be maintained by C.M. Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, C.M. Life will mail to all contract owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

The assets of each of the sub-accounts of the Separate Account are held in the custody of C.M. Life. The assets of each of the sub-accounts of the Separate Account are segregated and held separate and apart from the assets of the other sub-accounts and from C.M. Life’s General Account assets. C.M. Life maintains records of all purchases and redemptions of shares of the Funds held by each of the sub-accounts.

DISTRIBUTION

MML Distributors, LLC (“MML Distributors”) is the principal underwriter of the contract. MML Distributors is a limited liability corporation. MML Distributors is a broker-dealer registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. MML Distributors is an indirect wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

5

Pursuant to the Underwriting and Servicing Agreement, MML Distributors may receive compensation for its activities as underwriters for the Separate Account. No compensation was paid to MML Distributors in 2002 or 2003. Commissions will be paid through MML Distributors to agents and selling brokers. During 2001, 2002, and 2003, commission payments amounted to $688,619, $456,076, and $368,980 respectively.

The contracts are no longer offered for sale. Purchase payments, however, continue to be accepted under the contract.

PURCHASE OF SECURITIES BEING OFFERED

Interests in the Separate Account are sold to contract owners as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus. The contract does not offer any special purchase plan or exchange programs not discussed in the prospectus.

FEDERAL TAX MATTERS

General

Note: The following description is based upon C.M. Life’s understanding of current federal income tax law applicable to annuities in general. C.M. Life cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. C.M. Life does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the portion of the payment that exceeds the cost basis of the contract is subject to tax. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amount equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of tax-qualified arrangements there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

C.M. Life is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from C.M. Life, and its operations form a part of C.M. Life.

6

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified. Disqualification of the contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

C.M. Life intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, C.M. Life reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person or to contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may be a taxable event. Owners should therefore consult competent tax advisers if they wish to assign or pledge their contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distribution from a 401(k) plan or a tax-sheltered annuity. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals—Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds aggregate purchase payments made, any amount withdrawn, which is attributable to (1) purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 or

(2) purchase payments made in an annuity contract entered into after August 13, 1982, will be treated as coming first from the earnings and then, only as after the income portion is exhausted, as coming from principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts

8

received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the taxpayer; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser for more specific information.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.)

Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into C.M. Life’s administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified contracts. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by C.M. Life in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax Sheltered Annuities

Section 403(b) of the Code permits certain eligible employers to purchase annuity contracts, known as “Tax-Sheltered Annuities” (“TSAs”) under a Section 403(b) program. Eligible employers are organizations that are exempt from tax under Code Section 501(c)(3) and public educational organizations. Certain contribution limits apply to contributions to a TSA. For contributions made for 2003 and succeeding years, the limits are described in Code Sections 415(c) and 402(g). The Section 402(g) limit for 2004 is $13,000. In addition, certain catch-up contributions may be made by eligible participants age 50 or older. Contributions to a TSA and the earnings thereon are generally not subject to income tax until actually distributed to the employee. Contributions to a TSA may be made as elective deferrals (contributions by an employer pursuant to a salary reduction agreement) or as non-elective contributions or matching contributions by an employer.

9

The withdrawal of elective deferrals and earnings thereon can only be made when an employee: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled as defined in Code Section 72(m)(7); or (5) is eligible for a hardship distribution. In the case of a withdrawal on account of a hardship, earnings on elective deferrals cannot be withdrawn. These restrictions do not apply to contract value existing on December 31, 1988, the return of excess contributions and amounts paid to a spouse pursuant to a Qualified Domestic Relations Order. Certain other limitations may apply to a distribution from a TSA. (See “Tax Treatment of Withdrawals—Qualified Contracts”). Pursuant to Revenue Ruling 90-24, an employee may make a partial or full transfer of his/her interest in a TSA or custodial account to another TSA or custodial account. The amount transferred must, however, be subject to the same or more stringent distribution restrictions applicable to the original annuity or custodial account.

Purchaser of contracts for use with TSAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.) Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. The IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals—Qualified Contracts”). Commencing on January 1, 2002, eligible rollover distributions from an IRA, TSA, tax-qualified plan or a governmental 457(b) deferred compensation plan may be rolled over into another IRA, TSA, tax-qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. The distribution must meet the requirements of an eligible rollover distribution. Contracts issued for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Roth IRA purchase payments are $3,000 for tax years beginning in 2002 through 2004, $4,000 for tax years beginning in 2005 through 2007, and $5,000 for tax years beginning in 2008 and thereafter. In addition, eligible participants age 50 or older have an opportunity to make catch-up contributions, subject to limits contained in the Code. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation applies to all of a taxpayer’s 2004 IRA contributions, including Roth IRA and non-Roth IRA, except in the case of those individuals age 50 or more, for which a higher limit applies.

10

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.  Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.) Purchasers of contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals—Qualified Contracts

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), and 408(b) (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has a severance from employment after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as

11

described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code); and distributions made on account of an IRS levy made on a qualified retirement plan or IRA; the exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a severance from employment.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is (i) any addition to the account balance other than gains or losses, (ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or (iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions do not apply to a Roth IRA during the lifetime of the owner. Required distributions generally must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. Under the 2002 Final and Temporary Regulations issued under Code Section 401(a)(9), required distributions may be made over joint lives or joint life expectancies if your designated sole beneficiary is your spouse who is more than 10 years younger than you. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Section 457(b) Deferred Compensation (“Section 457(b)”) Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in a Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457(b) plan in any tax year is generally 100% of the employee’s includible compensation, up to $13,000 in 2004, which increases in $1,000 annual increments until it reaches $15,000 in 2006. Includible compensation means earnings for services rendered to the employer which are includible in the employee’s gross income, excluding the contributions under the Section 457(b) plan or a Tax-Sheltered Annuity. Certain catch-up contributions are permitted for eligible participants. The contract purchased is issued to the employer or trustee, as appropriate. All contract value in a governmental 457(b) deferred compensation contract must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457(b) plan provisions. Presently, tax-free transfers of assets in a tax-exempt Section 457(b) plan can only be made to another tax-exempt Section 457(b) plan in certain limited cases. Commencing January 1, 2002, assets in a governmental 457(b) deferred compensation plan can be rolled over into another such plan, or a tax-qualified plan, TSA or IRA, if permitted by the plan.

Purchasers of contracts for use with Section 457(b) plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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EXPERTS

The financial statements included in this Statement of Additional Information for Panorama Plus Separate Account and the audited statutory statements of financial position of C.M. Life Insurance Company as of December 31, 2003 and 2002, and the related statutory statements of income, changes in shareholder’s equity, and cash flows for the years ended December 31, 2003, 2002, and 2001 included elsewhere in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement (which report on C.M. Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the adoption, effective January 1, 2001, of certain statutory accounting practices as a result of the State of Connecticut Insurance Department’s adoption of the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and to the adoption, effective January 1, 2003, of Statement of Statutory Accounting Principles No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions,” which practices differ from accounting principles generally accepted in the United States of America) and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

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Independent Auditors’ Report

To the Board of Directors and Contract Owners of

C. M. Life Insurance Company

Springfield, Massachusetts

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts of the Panorama Plus Separate Account (“the Account”) as of December 31, 2003, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2003. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003 by correspondence with investment companies. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2003, the results of its operations for the year then ended and its changes in net assets for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

February 17, 2004

Panorama Plus Separate Account

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:
Investments, at Value (Notes 3A and 3B):
Income & Growth Sub-Account
2,173,614 shares (Cost $15,325,920)	$14,280,644
Contrafund Sub-Account
1,108,952 shares (Cost $25,664,662)	25,650,065
**Income Sub-Account
1,157,709 shares (Cost $15,303,077)	13,221,033
*Money Market Sub-Account
9,468,480 shares (Cost $9,468,480)	9,470,241
***Main Street Sub-Account
672,858 shares (Cost $14,078,793)	12,918,869
Government Securities Sub-Account
7,785,440 shares (Cost $8,647,430)	8,875,402
Growth Sub-Account
27,712,699 shares (Cost $56,908,080)	48,220,096
Total Return Sub-Account
61,421,347 shares (Cost $89,656,047)	76,776,683
International Growth Sub-Account
22,562,403 shares (Cost $34,138,117)	25,269,891
Mid-Cap Growth Sub-Account
1,060,351 shares (Cost $19,064,042)	21,100,992

Total investments	255,783,916

Receivable from C.M. Life Insurance Company	1,687

Total assets	255,785,603

LIABILITIES:
Payable to C.M. Life Insurance Company	-

NET ASSETS	$255,785,603

Net assets:	Units	Unit Value	Net Assets
Income & Growth Sub-Account	15,778,648	$0.905061	$14,280,639
Contrafund Sub-Account	24,576,719	1.043673	25,650,058
Income Sub-Account	7,101,171	1.861810	13,221,031
Money Market Sub-Account	6,812,761	1.390074	9,470,242
Main Street Sub-Account	14,389,314	0.897810	12,918,870
Government Securities Sub-Account	4,724,001	1.878789	8,875,400
Growth Sub-Account	24,500,608	1.968166	48,221,264
Total Return Sub-Account	42,984,338	1.786167	76,777,207
International Growth Sub-Account	13,680,649	1.847127	25,269,896
Mid-Cap Growth Sub-Account	15,965,622	1.321652	21,100,996

			$255,785,603

*	The Money Market Sub-Account invests in the Oppenheimer Money Fund/VA.
**	The Income Sub-Account invests in the Oppenheimer Bond Fund/VA.
***	Prior to May 1, 2003, this Sub-Account was called Main Street® Growth and Income Sub-Account.

See Notes to Financial Statements.

Panorama Plus Separate Account

STATEMENT OF OPERATIONS

For The Year Ended December 31, 2003

	Income & Growth Sub-Account	Contrafund® Sub- Account	**Income Sub- Account	*Money Market Sub-Account	***Main Street Sub-Account	Government Securities Sub-Account	Growth Sub-Account	Total Return Sub-Account	International Growth Sub-Account	Mid-Cap Growth Sub-Account
Investment income

Dividends (Note 3B)	$184,546	$116,191	$790,424	$97,812	$121,585	$453,880	$516,705	$2,490,570	$299,698	$-

Expenses

Mortality and expense risk fees (Note 4)	152,047	266,236	159,871	139,129	137,376	115,829	508,526	845,245	235,343	207,744

Net investment income (loss) (Note 3C)	32,499	(150,045)	630,553	(41,317)	(15,791)	338,051	8,179	1,645,325	64,355	(207,744)

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 6)	(1,503,937)	(1,794,719)	109,859	-	(1,319,159)	272,390	(6,998,292)	(8,878,312)	(9,959,292)	(574,576)

Change in net unrealized appreciation/depreciation of investments	4,752,011	7,541,834	17,965	-	4,065,327	(484,023)	17,156,611	20,560,062	18,374,513	6,503,722

Net gain (loss) on investments	3,248,074	5,747,115	127,824	-	2,746,168	(211,633)	10,158,319	11,681,750	8,415,221	5,929,146

Net increase (decrease) in net assets resulting from operations	$3,280,573	$5,597,070	$758,377	$(41,317)	$2,730,377	$126,418	$10,166,498	$13,327,075	$8,479,576	$5,721,402

*	The Money Market Sub-Account invests in the Oppenheimer Money Fund/VA.
**	The Income Sub-Account invests in the Oppenheimer Bond Fund/VA.
***	Prior to May 1, 2003, this Sub-Account was called Main Street® Growth and Income Sub-Account.

See Notes to Financial Statements.

Panorama Plus Separate Account

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2003

	Income & Growth Sub-Account	Contrafund® Sub-Account	**Income Sub-Account	*Money Market Sub-Account	***Main Street Sub-Account	Government Securities Sub-Account	Growth Sub-Account	Total Return Sub-Account	International Growth Sub-Account	Mid-Cap Growth Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$32,499	$(150,045)	$630,553	$(41,317)	$(15,791)	$338,051	$8,179	$1,645,325	$64,355	$(207,744)

Net realized gain (loss) on investments	(1,503,937)	(1,794,719)	109,859	-	(1,319,159)	272,390	(6,998,292)	(8,878,312)	(9,959,292)	(574,576)

Change in net unrealized appreciation/depreciation of investments	4,752,011	7,541,834	17,965	-	4,065,327	(484,023)	17,156,611	20,560,062	18,374,513	6,503,722

Net increase (decrease) in net assets resulting from operations	3,280,573	5,597,070	758,377	(41,317)	2,730,377	126,418	10,166,498	13,327,075	8,479,576	5,721,402

Capital transactions: (Note 7)

Net contract payments	207,806	410,316	233,831	258,938	325,608	175,730	816,770	798,380	375,932	420,344

Withdrawal of funds	(2,604,035)	(3,968,406)	(2,484,669)	(6,311,900)	(2,236,567)	(2,729,004)	(7,069,078)	(11,597,095)	(3,536,143)	(2,813,890)

Reimbursement (payment) of accumulation unit value fluctuation	(3,203)	2,791	8,774	10	(726)	(93)	3,534	24,141	(295)	(1,612)

Transfers between sub-accounts and the General Account	(183,372)	(20,415)	(14,383)	1,913,462	37,583	(156,958)	(492,538)	(1,801,353)	(473,803)	463,101

Net increase (decrease) in net assets resulting from capital transactions	(2,582,804)	(3,575,714)	(2,256,447)	(4,139,490)	(1,874,102)	(2,710,325)	(6,741,312)	(12,575,927)	(3,634,309)	(1,932,057)

Total increase (decrease)	697,769	2,021,356	(1,498,070)	(4,180,807)	856,275	(2,583,907)	3,425,186	751,148	4,845,267	3,789,345

NET ASSETS, at beginning of the year	13,582,870	23,628,702	14,719,101	13,651,049	12,062,595	11,459,307	44,796,078	76,026,059	20,424,629	17,311,651

NET ASSETS, at end of the year	$14,280,639	$25,650,058	$13,221,031	$9,470,242	$12,918,870	$8,875,400	$48,221,264	$76,777,207	$25,269,896	$21,100,996

*	The Money Market Sub-Account invests in the Oppenheimer Money Fund/VA.
**	The Income Sub-Account invests in the Oppenheimer Bond Fund/VA.
***	Prior to May 1, 2003, this Sub-Account was called Main Street® Growth and Income Sub-Account.

See Notes to Financial Statements.

Panorama Plus Separate Account

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2002

	Income & Growth Sub-Account	Contrafund® Sub-Account	**Income Sub-Account	*Money Market Sub-Account	Main Street® Growth & Income Sub-Account	Government Securities Sub-Account	Growth Sub-Account	Total Return Sub-Account	International Growth Sub-Account	Mid-Cap Growth Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$2,366	$(61,036)	$998,404	$44,592	$(54,544)	$367,578	$(65,305)	$2,335,121	$(93,950)	$(254,851)

Net realized gain (loss) on investments	(1,680,980)	(4,856,082)	(311,299)	-	(1,910,283)	168,137	(16,974,513)	(15,885,617)	(10,212,691)	(517,690)

Change in net unrealized appreciation/depreciation of investments	(2,318,728)	1,889,578	427,998	-	(1,415,553)	331,616	4,451,291	(2,934,280)	854,009	(5,069,119)

Net increase (decrease) in net assets resulting from operations	(3,997,342)	(3,027,540)	1,115,103	44,592	(3,380,380)	867,331	(12,588,527)	(16,484,776)	(9,452,632)	(5,841,660)

Capital transactions: (Note 7)

Net contract payments	311,331	631,421	285,550	576,955	601,760	223,833	1,001,519	1,275,782	548,493	599,975

Withdrawal of funds	(4,009,946)	(7,737,029)	(2,790,443)	(10,210,872)	(3,495,229)	(2,134,300)	(13,665,737)	(20,306,789)	(7,117,022)	(5,510,305)

Reimbursement (payment) of accumulation unit value fluctuation	5,086	6,584	5,921	186	(3,677)	(1,133)	6,596	4,432	10,523	4,324

Transfers between sub-accounts and the General Account	(686,050)	(1,640,225)	68,268	8,672,302	(1,006,046)	3,001,468	(2,296,101)	(5,552,408)	(1,598,130)	(1,364,139)

Net increase (decrease) in net assets resulting from capital transactions	(4,379,579)	(8,739,249)	(2,430,704)	(961,429)	(3,903,192)	1,089,868	(14,953,723)	(24,578,983)	(8,156,136)	(6,270,145)

Total increase (decrease)	(8,376,921)	(11,766,789)	(1,315,601)	(916,837)	(7,283,572)	1,957,199	(27,542,250)	(41,063,759)	(17,608,768)	(12,111,805)

NET ASSETS, at beginning of the year	21,959,791	35,395,491	16,034,702	14,567,886	19,346,167	9,502,108	72,338,328	117,089,818	38,033,397	29,423,456

NET ASSETS, at end of the year	$13,582,870	$23,628,702	$14,719,101	$13,651,049	$12,062,595	$11,459,307	$44,796,078	$76,026,059	$20,424,629	$17,311,651

*	The Money Market Sub-Account invests in the Oppenheimer Money Fund/VA.
**	The Income Sub-Account invests in the Oppenheimer Bond Fund/VA.

See Notes to Financial Statements.

Panorama Plus Separate Account

Notes To Financial Statements

1.	HISTORY

Panorama Plus Separate Account (the “Separate Account”) was established as a separate investment account of C.M. Life Insurance Company (“C.M. Life”). C.M. Life is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Separate Account is used exclusively for C.M. Life’s Group and Individual Flexible Premium Deferred Annuity.

The Separate Account operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business C.M. Life may conduct.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

The Separate Account consists of ten Sub-Accounts. Each Sub-Account invests in shares of either the American Century® Variable Portfolios, Inc. (“American Century VP”), Fidelity® Variable Insurance Products Fund (“Fidelity VIP Fund”), Oppenheimer Variable Account Funds (“Oppenheimer Funds”), Panorama Series Fund, Inc. (“Panorama Fund”) and T. Rowe Price Equity Series, Inc. (“T. Rowe Price”).

American Century VP, is a diversified, open-end, management investment company registered under the 1940 Act with one of its Funds available to Panorama Plus contract owners: American Century VP Income & Growth Fund. American Century Investment Management, Inc. is the investment adviser to the Fund.

Fidelity VIP Fund is an open-end, management investment company registered under the 1940 Act with one of its Portfolios available to the Panorama Plus contract owners: Fidelity® VIP Contrafund® Portfolio (Initial Class). Fidelity Management & Research Company (“FMR”) is the investment adviser to the Portfolio. FMR Co., Inc, a wholly owned subsidiary of FMR, serves as sub-adviser to the Portfolio.

Oppenheimer Funds is an open-end, management investment company registered under the 1940 Act with three of its Funds available to Panorama Plus contract owners: Oppenheimer Bond Fund/VA, Oppenheimer Main Street Fund®/VA (prior to May 1, 2003, this fund was called Oppenheimer Main Street® Growth & Income Fund/VA), and Oppenheimer Money Fund/VA).

Panorama Fund is an open-end, management investment company registered under the 1940 Act with four of its Portfolios available to Panorama Plus contract owners: Oppenheimer International Growth Fund/VA, Panorama Government Securities Portfolio, Panorama Growth Portfolio, and Panorama Total Return Portfolio.

OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as investment adviser to the OppenheimerFunds and Panorama Fund.

T. Rowe Price is a diversified, open-end, investment company registered under the 1940 Act with one of its Portfolios available to Panorama Plus contract owners: T. Rowe Price Mid-Cap Growth Portfolio. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolio.

In addition to the ten Sub-Accounts of the Separate Account, a contract owner may also allocate funds to C.M. Life’s General Account.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (hereinafter referred to as “generally accepted accounting principles”).

Notes To Financial Statements (Continued)

A.	Investment Valuation

Investments in Panorama Fund, Oppenheimer Funds, American Century VP, T. Rowe Price and Fidelity VIP Fund are each stated at market value which is the net asset value per share of each of the respective underlying Funds/Portfolios.

B.	Accounting for Investments

Investment transactions are accounted for on the trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date.

C.	Federal Income Taxes

Operations of the Separate Account form a part of the total operations of C.M. Life, and the Separate Account is not taxed separately. C.M. Life is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.	CHARGES

There are no deductions for sales charges made from contract payments at the time of purchase. C.M. Life may pay premium taxes in connection with purchase payments under the Contracts. Depending upon applicable state law, C.M. Life will deduct any premium taxes from purchase payments, upon surrender or on the Annuity Income Date. Premium taxes currently range from 0% to 4.28% of purchase payments.

There is also an annual contract maintenance fee (currently $30 per Contract), imposed each year for contract maintenance and related administrative expenses.

For assuming mortality and expense risks, C.M. Life deducts a charge equal, on an annual basis, to 1.07% of the daily net asset value of the Separate Account’s assets. C.M. Life also deducts an administrative charge equal, on an annual basis, to .07% of the daily net assets of each of the Sub-Accounts of the Separate Account. These charges cover expenses in connection with the administration of the Separate Account and the contracts.

The mortality risk is a risk that the group of lives C.M. Life insures may, on average, live for shorter periods of time than C.M. Life estimated. The mortality risk is fully borne by C.M. Life and may result in additional amounts being transferred into Panorama Plus Separate Account by C.M. Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to C. M. Life.

5.	DISTRIBUTION AGREEMENTS

MML Distributors, LLC (“MML Distributors”), a wholly owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, C.M. Life and Panorama Plus Separate Account. MML Distributors is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

Notes To Financial Statements (Continued)

MML Investors Services, Inc. (“MMLISI”) serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, C.M. Life and Panorama Plus Separate Account. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable contract agents under applicable state insurance laws.

Pursuant to underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by C.M. Life on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their actions as underwriters of the contracts.

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

	Income & Growth Sub-Account	Contrafund® Sub-Account	Income Sub-Account	Money Market Sub-Account	Main Street Sub-Account	Government Securities Sub-Account	Growth Sub-Account	Total Return Sub-Account	International Growth Sub-Account	Mid-Cap Growth Sub-Account

Cost of purchases	$1,115,971	$1,668,065	$2,302,402	$4,147,155	$1,203,752	$1,539,065	$2,150,518	$3,985,835	$1,581,337	$1,747,045

Proceeds from sales	(3,666,270)	(5,393,829)	(3,928,296)	(8,325,648)	(3,093,643)	(3,911,339)	(8,883,896)	(14,916,537)	(5,151,296)	(3,886,856)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units (2003-total units; 2002-accumulation units) for the two years ended December 31, 2003 were as follows:

December 31, 2003	Income & Growth Sub-Account	Contrafund® Sub-Account	Income Sub-Account	Money Market Sub-Account	Main Street Sub-Account	Government Securities Sub-Account	Growth Sub-Account	Total Return Sub-Account	International Growth Sub-Account	Mid-Cap Growth Sub-Account

Units purchased	273,426	464,648	129,702	185,804	425,444	93,839	480,991	499,841	268,528	384,054

Units withdrawn	(3,376,302)	(4,543,028)	(1,373,659)	(4,530,707)	(2,872,303)	(1,468,661)	(4,176,756)	(7,299,705)	(2,520,804)	(2,610,797)

Units transferred between Sub-Accounts and the General Account	(311,562)	(99,621)	(950)	1,371,973	3,526	(86,707)	(339,378)	(1,175,256)	(479,202)	270,900

Net increase (decrease)	(3,414,438)	(4,178,001)	(1,244,907)	(2,972,930)	(2,443,333)	(1,461,529)	(4,035,143)	(7,975,120)	(2,731,478)	(1,955,843)

December 31, 2002	Income & Growth Sub-Account	Contrafund® Sub-Account	Income Sub-Account	Money Market Sub-Account	Main Street® Growth & Income Sub-Account	Government Securities Sub-Account	Growth Sub-Account	Total Return Sub-Account	International Growth Sub-Account	Mid-Cap Growth Sub-Account

Units purchased	383,216	710,406	172,179	414,411	712,360	128,550	559,655	793,006	354,771	540,153

Units withdrawn	(4,946,642)	(8,677,410)	(1,662,309)	(7,329,956)	(4,250,772)	(1,203,268)	(7,577,491)	(12,638,913)	(4,476,555)	(4,918,451)

Units transferred between Sub-Accounts and the General Account	(978,721)	(1,882,765)	36,028	6,224,782	(1,302,089)	1,679,328	(1,363,913)	(3,578,217)	(1,068,057)	(1,415,481)

Net increase (decrease)	(5,542,147)	(9,849,769)	(1,454,102)	(690,763)	(4,840,501)	604,610	(8,381,749)	(15,424,124)	(5,189,841)	(5,793,779)

Notes To Financial Statements (Continued)

8.	UNIT VALUES

A.	A summary of units outstanding (year 2003-total units; prior years-accumulation units), unit values, investment income ratios (2003-gross investment income; prior years-net investment income), expense ratios, excluding expenses of the underlying funds and total return ratios for each of the five years in the period ended December 31, 2003 follows:

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return

		Unit Value	Amount

Income & Growth Sub-Account

December 31,

2003	15,778,648	$0.91	$14,280,639	1.39%	1.14%	27.89%

2002	19,193,086	0.71	13,582,870	0.01%	1.14%	(20.29)%

2001	24,735,233	0.89	21,959,791	(0.20)%	1.14%	(9.40)%

2000	32,637,999	0.98	31,981,943	(0.54)%	1.14%	(11.63)%

1999*	32,447,776	1.11	35,978,256	(0.62)%	1.14%	10.88%

Contrafund Sub-Account

December 31,

2003	24,576,719	1.04	25,650,058	0.50%	1.14%	27.01%

2002	28,754,720	0.82	23,628,702	(0.21)%	1.14%	(10.38)%

2001	38,604,489	0.92	35,395,491	2.97%	1.14%	(13.24)%

2000	50,364,591	1.06	53,227,667	11.28%	1.14%	(7.68)%

1999*	45,292,817	1.14	51,848,545	(0.60)%	1.14%	14.47%

Income Sub-Account

December 31,

2003	7,101,171	1.86	13,221,031	5.66%	1.14%	5.57%

2002	8,346,078	1.76	14,719,101	6.51%	1.14%	7.79%

2001	9,800,180	1.64	16,034,702	6.51%	1.14%	6.56%

2000	10,814,373	1.54	16,605,091	8.06%	1.14%	4.90%

1999	16,661,593	1.46	24,388,857	4.62%	1.14%	(2.63)%

Money Market Sub-Account

December 31,

2003	6,812,761	1.39	9,470,242	0.81%	1.14%	(0.35)%

2002	9,785,691	1.40	13,651,049	0.32%	1.14%	0.32%

2001	10,476,454	1.39	14,567,886	2.64%	1.14%	2.68%

2000	10,472,850	1.35	14,183,391	4.88%	1.14%	4.95%

1999	19,384,715	1.29	25,013,862	3.54%	1.14%	3.78%

Main Street Sub-Account

December 31,

2003	14,389,314	0.90	12,918,870	1.01%	1.14%	25.28%

2002	16,832,647	0.72	12,062,595	(0.35)%	1.14%	(19.72)%

2001	21,673,148	0.89	19,346,167	(0.56)%	1.14%	(11.18)%

2000	26,213,877	1.01	26,345,995	3.65%	1.14%	(9.81)%

1999*	9,952,682	1.11	11,090,383	(0.11)%	1.14%	11.43%

Government Securities Sub-Account

December 31,

2003	4,724,001	1.88	8,875,400	4.51%	1.14%	1.41%

2002	6,185,530	1.85	11,459,307	3.53%	1.14%	8.81%

2001	5,580,920	1.70	9,502,108	4.84%	1.14%	6.01%

2000	6,210,576	1.61	9,975,098	6.46%	1.14%	11.09%

1999	8,546,351	1.45	12,355,913	5.18%	1.14%	(2.85)%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
Growth Sub-Account

December 31,

2003	24,500,608	1.97	48,221,264	1.16%	1.14%	25.38%

2002	28,535,751	1.57	44,796,078	(0.11)%	1.14%	(19.88)%

2001	36,917,500	1.96	72,338,328	0.19%	1.14%	(11.63)%

2000	49,296,917	2.22	109,304,575	28.65%	1.14%	(13.65)%

1999	86,617,283	2.57	222,401,369	4.69%	1.14%	(4.85)%

Total Return Sub-Account

December 31,

2003	42,984,338	1.79	76,777,207	3.37%	1.14%	19.72%

2002	50,959,458	1.49	76,026,059	2.50%	1.14%	(15.42)%

2001	66,383,582	1.76	117,089,818	3.63%	1.14%	(8.00)%

2000	89,826,679	1.92	172,222,176	16.51%	1.14%	(3.61)%

1999	155,032,383	1.99	308,373,828	6.77%	1.14%	(2.65)%

International Growth Sub-Account

December 31,

2003	13,680,649	1.85	25,269,896	1.45%	1.14%	48.43%

2002	16,412,127	1.24	20,424,629	(0.32)%	1.14%	(29.32)%

2001	21,601,968	1.76	38,033,397	20.43%	1.14%	(25.18)%

2000	28,595,060	2.35	67,284,719	19.60%	1.14%	(10.45)%

1999	33,381,406	2.63	87,713,817	1.38%	1.14%	48.67%

Mid-Cap Growth Sub-Account

December 31,

2003	15,965,622	1.32	21,100,996	-	1.14%	36.82%

2002	17,921,465	0.97	17,311,651	(1.14)%	1.14%	(22.14)%

2001	23,715,244	1.24	29,423,456	(1.15)%	1.14%	(2.05)%

2000	28,539,005	1.27	36,150,786	0.67%	1.14%	6.20%

1999*	18,995,014	1.19	22,656,474	1.06%	1.14%	19.28%

*	Commenced operations

B.	The Separate Account is assessed expense charges, including Mortality and Expense risk charges, Administrative charges, and Annual Maintenance fees. These charges are either assessed as direct reduction in unit values or through a redemption of units for all policies contained within the Separate Account.

Mortality and Expense Risk Charges:

C.M. Life will make deductions, for all contract years, ranging from 1.07% to 1.25% on an annual basis of daily net asset value for mortality and expense risks undertaken by C.M. Life.

These charges are a reduction in unit values.

Administrative Charges:

C.M. Life will make deductions, for all contract years, ranging from 0.07% to 0.25% on an annual basis of the daily net asset value. These charges are reimbursement for administrative services provided by C.M. Life.

These charges are a reduction in unit values.

Annual Maintenance Fee:

An annual maintenance fee ranging from $30 to $60 may be deducted from the contract’s value on the last day of each contract year or on full withdrawal of the contract value. This fee is assessed to reimburse C.M. Life for expenses relating to the maintenance of the contract and is included in “withdrawal of funds” in the accompanying statements of changes in net assets.

These charges are a redemption of units.

Independent Auditors' Report

To the Board of Directors and Shareholder of
C.M. Life Insurance Company:

We have audited the accompanying statutory statements of financial position of
C.M. Life Insurance Company (the "Company") as of December 31, 2003 and 2002,
and the related statutory statements of income, changes in shareholder's equity, and cash flows for the years ended December 31, 2003, 2002 and 2001.
These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company has prepared these financial statements using statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which practices differ from accounting principles generally accepted in the United
States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of C.M. Life Insurance
Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years ended December 31, 2003, 2002 and 2001.
In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of C.M. Life Insurance
Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years ended December 31, 2003, 2002 and 2001, on the basis of accounting described in Note 2.

As discussed in Note 3 to the statutory financial statements, effective January
1, 2001, the Company adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National
Association of Insurance Commissioners' Accounting Practices and Procedures
Manual. In addition, effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative
Instruments and Hedging, Income Generation, and Replication (Synthetic Asset)
Transactions."

DELOITTE & TOUCHE LLP

March 5, 2004

                                     FF-1

C.M. Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                      December 31,
                                                     2003      2002
                                                     ----      ----
                                                     (In Millions)

          Assets:

          Bonds................................... $2,124.3  $1,510.7
          Common stock--subsidiary................    208.8     194.0
          Mortgage loans..........................    579.8     420.9
          Policy loans............................    124.9     132.9
          Other investments.......................    113.4     110.3
          Cash and short-term investments.........    868.9     722.5
                                                   --------  --------

          Total invested assets...................
                                                    4,020.1
                                                              3,091.3
          Accrued investment income...............     38.4      32.4
          Insurance amounts receivable............    (36.8)     16.4
          Deferred income taxes...................     12.4      10.1
                                                   --------  --------

                                                    4,034.1   3,150.2
          Separate account assets.................  3,531.9   2,958.4
                                                   --------  --------

          Total assets............................ $7,566.0  $6,108.6
                                                   ========  ========

                 See Notes to Statutory Financial Statements.

                                     FF-2

C.M. Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION, Continued

                                                       December 31,
                                                      2003         2002
                                                      ----         ----
                                                    ($ In Millions Except For
                                                        Par Value)

         Liabilities:

         Policyholders' reserves................... $3,541.1     $2,712.3
         Deposit fund balances.....................     31.1         16.4
         Policyholders' claims and other benefits..      8.9         16.3
         Transfers due from separate accounts......    (89.0)       (94.3)
         Payable to parent.........................     42.3         46.4
         Federal income taxes......................     27.0         45.0
         Asset valuation reserves..................     25.5         15.8
         Other liabilities.........................     61.1         51.5
                                                     --------     --------

                                                     3,648.0      2,809.4

         Separate account liabilities..............  3,531.9      2,958.4
                                                     --------     --------

         Total liabilities.........................  7,179.9      5,767.8
                                                     --------     --------

         Shareholder's equity:

         Common stock, $200 par value
           50,000 shares authorized
           12,500 shares issued and outstanding....      2.5          2.5
         Paid-in and contributed surplus...........    390.3        390.3
         Surplus...................................     (6.7)       (52.0)
                                                     --------     --------

         Total shareholder's equity................    386.1        340.8
                                                     --------     --------

         Total liabilities and shareholder's equity $7,566.0     $6,108.6
                                                     ========     ========

                 See Notes to Statutory Financial Statements.

                                     FF-3

C.M. Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                              Years Ended December 31,
                                                              2003      2002      2001
                                                              ----      ----      ----
                                                                    (In Millions)

Revenue:

Premium income............................................. $1,380.8  $1,830.1  $1,618.8
Net investment income......................................    210.7     147.3     115.3
Fees and other income......................................    149.6     143.1      72.5
                                                            --------  --------  --------

Total revenue..............................................  1,741.1   2,120.5   1,806.6
                                                            --------  --------  --------

Benefits and expenses:

Policyholders' benefits and payments.......................
                                                               610.1
                                                                         658.0
                                                                                   467.7
Addition to policyholders' reserves and funds..............    769.9   1,204.6   1,059.6
Operating expenses.........................................    118.0     152.3     168.5
Commissions................................................    114.4     136.1     121.9
State taxes, licenses and fees.............................     18.0      18.1      14.8
                                                            --------  --------  --------

Total benefits and expenses................................  1,630.4   2,169.1   1,832.5
                                                            --------  --------  --------

Net gain (loss) from operations before federal income taxes    110.7     (48.6)    (25.9)

Federal income taxes (benefit).............................     37.1      12.5      (1.8)
                                                            --------  --------  --------

Net gain (loss) from operations............................     73.6     (61.1)    (24.1)

Net realized capital (losses) gains........................     (3.3)     61.7      (5.5)
                                                            --------  --------  --------

Net income (loss).......................................... $   70.3  $    0.6  $  (29.6)
                                                            ========  ========  ========

                 See Notes to Statutory Financial Statements.

                                     FF-4

C.M. Life Insurance Company

STATUTORY STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                   Years Ended December 31,
                                                                    2003     2002    2001
                                                                    ----     ----    ----

Shareholder's equity, beginning of year, as previously reported... $340.8   $187.9  $146.7
Cumulative effect of the change in statutory accounting principles      -        -    15.9
                                                                   ------   ------  ------

Shareholder's equity, beginning of year, as adjusted..............  340.8    187.9   162.6

Increase (decrease) due to:

Net income (loss).................................................   70.3      0.6   (29.6)
Change in net unrealized capital gains (losses)...................    1.7      1.1    (4.9)
Change in asset valuation reserves................................   (9.7)     0.3     4.7
Additional paid-in and contributed surplus........................      -    191.5    45.0
Change in non-admitted assets.....................................  (26.8)   (11.0)    8.1
Change in reserve valuation bases.................................      -    (34.9)      -
Change in deferred income tax.....................................    9.8      2.9     2.0
Other.............................................................      -      2.4       -
                                                                   ------   ------  ------

Net increase......................................................   45.3    152.9    25.3
                                                                   ------   ------  ------

Shareholder's equity, end of year................................. $386.1   $340.8  $187.9
                                                                   ======   ======  ======

                 See Notes to Statutory Financial Statements.

                                     FF-5

C.M. Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                      Years Ended December 31,
                                                                      2003       2002      2001
                                                                      ----       ----      ----
                                                                           (In Millions)

Cash flows from operating activities:

Net income (loss)................................................. $    70.3  $     0.6  $ (29.6)
Addition to policyholders' reserves and policy benefits, net of
  transfers to separate accounts..................................     826.7      970.6    406.2
Change in accrued investment income...............................      (6.0)      (4.6)    (6.4)
Change in federal income tax payable or receivable................     (18.0)      22.5     10.2
Net realized capital losses (gains)...............................       3.3      (61.7)     5.5
Other.............................................................      73.5       31.1     13.7
                                                                   ---------  ---------  -------

Net cash provided by operating activities.........................     949.8      958.5    399.6
                                                                   ---------  ---------  -------

Cash flows from investing activities:

Loans and purchases of investments................................  (1,492.8)  (1,029.0)  (713.5)
Sales and maturities of investments and receipts from repayment of
  loans...........................................................     675.7      575.4    360.6
                                                                   ---------  ---------  -------

Net cash used in investing activities.............................    (817.1)    (453.6)  (352.9)
                                                                   ---------  ---------  -------

Cash flows from financing activities:

Policyholders' account balance deposits...........................      22.5       16.6      5.2
Policyholders' account balance withdrawals........................      (8.8)      (8.6)    (2.7)
Additional paid-in and contributed surplus........................         -          -     45.0
                                                                   ---------  ---------  -------

Net cash provided by financing activities.........................      13.7        8.0     47.5
                                                                   ---------  ---------  -------

Increase in cash and short-term investments.......................     146.4      512.9     94.2

Cash and short-term investments, beginning of year................     722.5      209.6    115.4
                                                                   ---------  ---------  -------

Cash and short-term investments, end of year...................... $   868.9  $   722.5  $ 209.6
                                                                   =========  =========  =======

                 See Notes to Statutory Financial Statements.

                                     FF-6

Notes To Statutory Financial Statements

1. NATURE OF OPERATIONS

   C.M. Life Insurance Company (the "Company") is a wholly-owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company
   ("MassMutual"). The Company provides life insurance and annuities to individuals and group life insurance to institutions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

a. Basis of Presentation

   The accompanying statutory financial statements have been prepared in conformity with the statutory accounting practices, except as to form, of the National Association of Insurance Commissioners ("NAIC") and the
   accounting practices prescribed or permitted by the State of Connecticut
   Insurance Department ("Department").

   On January 1, 2003, the Company adopted Statement of Statutory Accounting
   Principles No. 86 "Accounting for Derivative Instruments and Hedging, Income
   Generation, and Replication (Synthetic Asset) Transactions" ("SSAP No. 86").
   For 2002, prior to the adoption of SSAP 86, changes in the fair value of derivative financial instruments were recorded as a component of net income as realized capital gains and losses. In 2003, changes in the fair value of these instruments are recorded in the Statutory Statement of Changes in
   Shareholder's Equity as unrealized capital gains and losses. See Note 3 for additional information regarding the adoption of new accounting standards.

   On January 1, 2001, the Company adopted the Codification of Statutory
   Accounting Principles ("Codification"). Codification provides a comprehensive guide of statutory accounting principles for use by insurers in the United States of America.

   Statutory accounting practices are different in some respects from financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences between statutory accounting principles and GAAP are as follows:
   (a) acquisition costs, such as commissions and other variable costs that are directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP generally capitalizes these expenses and amortizes them over the expected life of the policies; (b) statutory policy reserves are based upon the Commissioners' Reserve Valuation Methods and statutory mortality and interest assumptions, whereas GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with appropriate estimates of future mortality and interest assumptions; (c) bonds are generally carried at amortized cost, whereas GAAP reports bonds at fair value; (d) deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged directly to shareholder's equity, whereas GAAP would include the change in deferred taxes as a component of net income; (e) payments received for universal and variable life products and variable annuities are reported as premium income and changes in reserves, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances; (f) majority-owned subsidiaries are accounted for using the equity method, whereas GAAP would consolidate these entities; (g) assets are reported at "admitted asset" value and "non-admitted assets" are excluded through a charge against shareholder's equity, while under GAAP,
   "non-admitted assets" are recorded net of any valuation allowance; (h)
   reinsurance recoverables are reported as a reduction of policyholders'
   reserves and deposit fund balances, while under GAAP, these recoverables are reported as an asset; and (i) changes in the fair value of derivative financial instruments are recorded as a change in shareholder's equity, whereas GAAP records these changes as a component of net income.

   The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during reporting periods. The most significant estimates include those used in determining the carrying values of investments and derivatives, investment valuation reserves on mortgage loans, other than temporary impairments, and the liability for future policyholders' reserves and deposit fund balances. Future events, including but not limited to, changes in the levels of mortality, interest rates, persistency and asset valuations, could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

   Certain 2002 and 2001 balances have been reclassified to conform to the current year presentation.

                                     FF-7

Notes To Statutory Financial Statements, Continued

b. Bonds

   Generally, bonds are valued at amortized cost using the constant yield method. Bond transactions are recorded on a trade date basis. The values of bonds are adjusted for impairments in value deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; and (c) the period and degree to which the market value has been below cost. If the impairment is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss and a new cost basis is established using management's estimate of net realizable value.

   For mortgage-backed securities included in bonds, the Company recognizes income using a constant yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in these securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

c. Common Stock-Subsidiary

   During 2002, MML Bay State Insurance Company ("Bay State") became a wholly-owned stock life insurance subsidiary of the Company through the contribution of all of Bay State's outstanding shares of common stock from
   MassMutual to the Company. This transaction was in the form of a related party capital contribution and is therefore considered a "non-economic transaction." The transaction was recorded at existing book value and no realized capital gain or loss was recorded on this transaction. The Company accounts for the value of its investment in Bay State at its underlying statutory net equity. Bay State's operating results, less dividends declared, are reflected as net unrealized capital gains in the Statutory
   Statements of Changes in Shareholder's Equity. Dividends are recorded as net investment income when received.

d. Mortgage Loans

   Mortgage loans are valued at amortized cost net of valuation reserves. The
   Company discontinues the accrual of interest on mortgage loans which are delinquent more than 90 days or when collection is uncertain. Interest income earned on impaired loans is accrued on the net carrying value of the loan based on the loan's effective interest rate; however, interest is not accrued for impaired loans more than 60 days past due. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation reserve is established for the excess of the carrying value of the mortgage loan over its estimated fair value. The estimated fair value is based on the collateral value of the loan. Changes in the valuation reserves for mortgage loans are included in net unrealized capital gains or losses. When an event occurs resulting in an impairment that is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss and a new cost basis is established. Collateral value is used as the measurement method if foreclosure becomes probable.

e. Policy Loans

   Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan.

f. Other Investments

   Other investments primarily include investments in derivatives, unaffiliated common stocks, partnerships, limited liability companies, real estate, and preferred stocks. Preferred stocks in good standing are valued at amortized cost.

   Unaffiliated common stocks are valued at fair value with unrealized capital gains and losses included as a change in shareholder's equity. Common stock transactions are recorded on a trade date basis.

   The values of unaffiliated common stocks are adjusted for impairments in value deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; and
   (c) the period and degree to which the market value has been below cost. If the impairment is other than temporary, a direct write down is recognized as a component of net income as a realized capital loss, and a new cost basis is established using fair value.

                                     FF-8

Notes To Statutory Financial Statements, Continued

   The Company uses derivative financial instruments in the normal course of business to manage investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and short-term investments to economically create temporary investment positions, which are highly liquid and of high quality. These investments perform like bonds and are held to improve the quality and performance of the general account until other suitable investments become available. The Company's derivative strategy employs a variety of instruments, including forward commitments, interest rate and currency swaps, equity and asset swaps and options. Investment risk is assessed on a portfolio basis and derivative financial instruments are not designated as a hedge with respect to a specific risk; therefore, the criteria for hedge accounting are not met.

   For derivative financial instruments, the fair value is included in other investments on the Statutory Statements of Financial Position. Net amounts receivable and payable are accrued and included in other investments on the
   Statutory Statements of Financial Position.

   Partnerships and limited liability companies ("LLCs") are accounted for using the equity method. When it is probable that the Company will be unable to recover the outstanding carrying value of an investment, an other than temporary impairment is recognized as a component of net income as a realized capital loss for the excess of the carrying value over the estimated fair value. The estimated fair value is determined by evaluating the Company's current equity value in the underlying investment, performed by assessing the partnership or LLC's balance sheet, cash flow and current financial condition.

g. Cash and Short-Term Investments

   The Company considers all highly liquid investments purchased with maturity of twelve months or less to be short-term investments. Short-term investments are carried at amortized cost, which approximates fair value.

h. Accrued Investment Income

   Accrued investment income consists primarily of interest and dividends.
   Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Due and accrued income is not recorded on:
   (a) unpaid interest on bonds in default; (b) interest on mortgage loans delinquent more than 90 days or where collection of interest is uncertain;
   (c) rent in arrears for more than three months; and (d) policy loan interest due and accrued in excess of cash value.

i. Non-Admitted Assets

   Assets designated as "non-admitted" by the NAIC include prepaid agent commissions, other prepaid expenses, advances and receivables, and interest maintenance reserve ("IMR") asset. Such amounts are excluded from the
   Statutory Statements of Financial Position by an adjustment to shareholder's equity.

j. Separate Accounts

   Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance policyholders. Assets consist principally of marketable securities reported at fair value and are not available to satisfy liabilities that arise from any other business of the Company.
   Separate account liabilities represent segregated policyholder funds administered and invested by the Company to meet specific investment objectives of the policyholders. The Company receives administrative and investment advisory fees from these accounts.

   Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts for which the policyholder assumes the investment risk and guaranteed separate accounts. The Company did not have any guaranteed separate accounts at December 31, 2003 or 2002. Premium income, benefits and expenses of the separate accounts are reported as a component of net income.
   Investment income and realized and unrealized capital gains and losses on the assets of separate accounts accrue to policyholders and, accordingly, are not reported as a component of net income.

k. Policyholders' Reserves

   Policyholders' reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life insurance contracts are developed using accepted actuarial methods

                                     FF-9

Notes To Statutory Financial Statements, Continued

   computed principally on the net level premium method and the Commissioners'
   Reserve Valuation Method bases using the 1980 Commissioners' Standard
   Ordinary mortality tables with assumed interest rates ranging from 4.00% to
   4.50%.

   Reserves for individual annuities are based on account value or accepted actuarial methods, principally at interest rates ranging from 5.25% to 7.25%.

   Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual
   Statement Instructions. Term life products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life and corporate owned life insurance products use a formula which applies a weighted average credited rate to the mean account value.

   The Company waives deduction of deferred fractional premiums at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

   The reserve method applied to standard policies is used for the substandard reserve calculations which are based on a substandard mortality rate (a multiple of standard reserve tables).

   The Company had $4,925.0 million and $3,542.5 million of insurance in force at December 31, 2003 and 2002, respectively, for which the gross premium is less than the net premium according to the standard valuation set by the
   Department.

   Guaranteed minimum death benefit ("GMDB") reserves on certain variable universal life and variable individual annuity products are also established by the Company. These reserves are largely a function of historical separate account returns, assumptions regarding future separate account returns, as well as the contractual provisions of the issued GMDBs. During 2003, the
   Company reflected an amendment to Actuarial Guideline XXXIV related to GMDB reserves. There was no significant impact on the required reserves. The GMDB reserve balances at December 31, 2003 and 2002 were $10.3 million and $22.8 million, respectively.

   During 2002, the Company reflected Actuarial Guidelines XXXVII and XXXVIII related to reserves on certain universal life policies issued prior to
   December 31, 2001, resulting in a $36.1 million decrease in shareholder's equity.

   During 2002, the Company reflected Actuarial Guideline XXXIV for minimum guaranteed death benefits included in variable annuity contracts, resulting in a $1.2 million increase in shareholder's equity.

   All policy liabilities and accruals are based on the various estimates discussed above. Management believes that policy liabilities and accruals will be sufficient, in conjunction with future revenues, to meet future obligations of policies and contracts in force.

l. Deposit Fund Balances

   Reserves for supplemental contracts and annuities certain are based on account value or accepted actuarial methods, principally at interest rates ranging from 2.25% to 11.25%.

m. Transfers Due From Separate Accounts

   Transfers due from separate accounts represent a net receivable from the
   Company's separate account.

n. Asset Valuation Reserves

   The Company maintains an asset valuation reserve ("AVR"). The AVR is a contingency reserve to offset potential credit-related losses of stocks, as well as declines in the value of bonds, mortgage loans, real estate investments, partnerships and LLCs.

o. Other Liabilities

   Other liabilities primarily include cash collateral received related to derivative contracts, derivatives payable, insurance and investment amounts in suspense, payables for securities purchased, amounts payable on reinsurance contracts, and due and accrued expenses.

                                     FF-10

Notes To Statutory Financial Statements, Continued

p. Reinsurance

   The Company enters into reinsurance agreements with MassMutual and other insurance companies in the normal course of business in order to limit its insurance risk. Assets and liabilities related to reinsurance ceded are reported on a net basis. Premium income, benefits to policyholders, and policyholders' reserves are stated net of reinsurance. Reinsurance premium, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains primarily liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. See Note 7 for additional information on reinsurance agreements with affiliates.

q. Premium and Related Expense Recognition

   Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized when received.
   Commissions and other costs related to issuance of new policies, and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a component of net income in benefits and expenses.

r. Realized and Unrealized Capital Gains and Losses

   Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the IMR and gains and losses of the separate accounts.
   Realized capital gains and losses are recognized in net income and are determined using the specific identification method. Net realized after-tax capital losses of $6.1 million in 2003, $8.9 million in 2002, and $0.9 million in 2001 were deferred into the IMR.

   The IMR defers all interest-related, after-tax, realized capital gains and losses. These interest-related gains and losses are amortized into net investment income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset.
   Amortization of the IMR amounted to $6.3 million in 2003, $0.6 million in
   2002 and $(0.9) million in 2001.

   Unrealized capital gains and losses are recorded as a change in shareholder's equity.

3. NEW ACCOUNTING STANDARDS

   On January 1, 2003, the Company adopted SSAP No. 86. SSAP No. 86 supercedes
   SSAP No. 31 and establishes statutory accounting principles for derivative instruments and hedging, income generation, and replication (synthetic asset) transactions using selected concepts outlined in Financial Accounting
   Standards Board Statement No. 133, "Accounting for Derivative Instruments
   and Hedging Activities." SSAP No. 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP No. 86 also requires that derivative instruments used in the hedging transactions that do no meet or no longer meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded as unrealized capital gains or losses. SSAP No. 86 is effective for derivative transactions entered into or modified on or after January 1, 2003. For derivative contracts entered into prior to January 1, 2003, insurers could choose to either follow SSAP
   No. 31 or apply the provisions of SSAP No. 86 to all of its open derivative positions as of January 1, 2003. The Company elected to apply the provisions of SSAP No. 86 to all of its open derivative positions as of January 1,
   2003. Adoption of SSAP No. 86 by the Company changes the reporting of derivatives mark-to-market that do not qualify for hedge accounting from realized capital gains and losses to unrealized capital gains and losses with no impact on shareholder's equity. Accordingly, the Company reports the change in market value of its open derivative contracts for the year ended
   December 31, 2003 of $27.0 million as a change in net unrealized capital losses on the Statutory Statement of Changes in Shareholder's Equity and for
   the years ended December 31, 2002 and 2001 of $68.5 million and $1.0 million, respectively, as a component of net income as net realized capital gains.

   On January 1, 2001, Codification became effective and was adopted by the
   Company. Codification provides a comprehensive guide of statutory accounting principles for use by insurers in the United States of America. The cumulative effect of this change in statutory accounting principles on shareholder's equity of $15.9 million was principally due to a change in accounting for certain investments in derivatives, the exclusion of a cost of collection liability and the admission of a net deferred tax asset.

                                     FF-11

Notes To Statutory Financial Statements, Continued

4. INVESTMENTS

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality, or individual investment.

a. Bonds

   The carrying value and estimated fair value of bonds were as follows:

                                                                       December 31, 2003
                                                            ----------------------------------------
                                                                       Gross      Gross    Estimated
                                                            Carrying Unrealized Unrealized   Fair
                                                             Value     Gains      Losses     Value
                                                             -----     -----      ------     -----
                                                                         (In Millions)
U.S. Treasury securities and obligations of U.S. government
 corporations and agencies                                  $  159.9   $  2.4     $ 0.2    $  162.1
Debt securities issued by foreign governments                    0.5      0.1         -         0.6
Asset-backed securities                                        132.3      3.0       1.5       133.8
Mortgage-backed securities                                     256.3      3.9       1.8       258.4
State and local governments                                      5.4      0.2       0.2         5.4
Corporate debt securities                                    1,439.2     85.2       8.8     1,515.6
Utilities                                                      122.6      8.1       0.7       130.0
Affiliates                                                       8.1        -         -         8.1
                                                            --------   ------     -----    --------
                                                            $2,124.3   $102.9     $13.2    $2,214.0
                                                            ========   ======     =====    ========

                                                                       December 31, 2002
                                                            ----------------------------------------
                                                                       Gross      Gross    Estimated
                                                            Carrying Unrealized Unrealized   Fair
                                                             Value     Gains      Losses     Value
                                                             -----     -----      ------     -----
                                                                         (In Millions)
U.S. Treasury securities and obligations of U.S. government
 corporations and agencies                                  $   58.5   $  1.7      $0.1    $   60.1
Debt securities issued by foreign governments                    1.4        -         -         1.4
Asset-backed securities                                         54.3      4.0       1.7        56.6
Mortgage-backed securities                                     244.7      8.0         -       252.7
State and local governments                                      1.1      0.2         -         1.3
Corporate debt securities                                    1,072.1     89.3       6.0     1,155.4
Utilities                                                       69.9      6.1       0.9        75.1
Affiliates                                                       8.7      0.1       0.2         8.6
                                                            --------   ------      ----    --------
                                                            $1,510.7   $109.4      $8.9    $1,611.2
                                                            ========   ======      ====    ========

   The following table summarizes the carrying value and estimated fair value of bonds at December 31, 2003 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                                  Estimated
                                                                         Carrying   Fair
                                                                          Value     Value
                                                                          -----     -----
                                                                           (In Millions)
Due in one year or less                                                  $   49.8 $   50.7
Due after one year through five years                                       385.0    406.9
Due after five years through ten years                                      966.9  1,025.2
Due after ten years                                                         187.9    192.1
                                                                         -------- --------
                                                                          1,589.6  1,674.9
Asset and mortgage-backed securities, and obligations of U.S. government
 corporations and agencies                                                  534.7    539.1
                                                                         -------- --------
                                                                         $2,124.3 $2,214.0
                                                                         ======== ========

                                     FF-12

Notes To Statutory Financial Statements, Continued

   The purchases, sales and maturities, and gain/loss activity of bonds were as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2003      2002   2001
                                                        ----      ----   ----
                                                          (In Millions)
    Cost of investments acquired                      $1,161.2   $840.1 $550.3
    Proceeds from investments sold, matured or repaid    544.8    482.6  275.0
    Gross realized capital gains                           6.1      3.3    1.6
    Gross realized capital losses                          8.9     14.3    9.3

   Portions of realized capital gains and losses were deferred into the IMR.
   Other than temporary impairments on bonds during the years ended December
   31, 2003, 2002 and 2001 were $4.9 million, $6.3 million and $4.7 million, respectively, and were recorded as a component of net income as a realized capital loss.

   The Company reviews and monitors its investments on an ongoing basis. Many factors are taken into consideration when determining whether an investment's loss should be considered other than temporary. Some of these factors include: the magnitude and duration of the loss associated with the investment, the state of the issuer's financial condition and the issuer's continued satisfaction of the securities' obligations. The Company considers the following guideline in the evaluation of the magnitude and duration of a loss: fixed maturity investments that have a fair value of 80% or less of book value for six months or greater. Through the Company's comprehensive evaluation, management concluded that the fixed maturities related to the unrealized losses do not substantiate an other than temporary designation.
   Of the $16.5 million in unrealized losses, $3.6 million are related to unrealized losses of 12 months or longer.

   The Company is not exposed to any significant credit concentration risk of a single or group non-governmental issue.

b. Common Stock-Subsidiary

   During 2002, Bay State became a wholly-owned stock life insurance subsidiary of the Company through the contribution of all of Bay State's outstanding shares of common stock from MassMutual to the Company. Bay State primarily writes variable life and corporate owned life insurance business. During
   2003, the Company received $19.0 million in dividends from Bay State.
   Summarized below is statutory financial information for Bay State as of and for the years then ended:

                                         December 31,
                                         ------------
                                    2003     2002     2001
                                    ----     ----     ----
                                        (In Millions)
                    Total revenue $  183.9 $  193.2 $  676.2
                    Net income        34.9     14.7     25.4
                    Assets         4,112.3  3,872.2  3,870.1
                    Liabilities    3,903.5  3,678.2  3,689.8

c. Mortgage Loans

   Mortgage loans, comprised primarily of commercial mortgage loans, were
   $579.8 million and $420.9 million, net of valuation reserves of $0.2 million and $0.1 million at December 31, 2003 and 2002, respectively. The Company's mortgage loans primarily finance various types of commercial properties throughout the United States. There were no other than temporary impairments recorded for the years ended December 31, 2003, 2002 and 2001. There were no restructured loans at December 31, 2003 and 2002.

                                     FF-13

Notes To Statutory Financial Statements, Continued

   At December 31, 2003 scheduled mortgage loan maturities, net of valuation reserves, were as follows:

                                              (In Millions)
                    2004                         $ 14.9
                    2005                           42.4
                    2006                           43.4
                    2007                           23.6
                    2008                           70.8
                    Thereafter                    202.4
                                                 ------
                    Commercial mortgage loans     397.5
                    Mortgage loans pools          182.3
                                                 ------
                    Total mortgage loans         $579.8
                                                 ======

   The Company invests in mortgage loans collateralized principally by commercial real estate. During 2003, commercial mortgage loan lending rates ranged from 2.4% to 8.9%, and mezzanine loan lending rates ranged from 10.0%
   to 10.5%.

   The purchases, sales and maturities, and gain/loss activity of mortgage loans were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2003     2002    2001
                                                        ----     ----    ----
                                                          (In Millions)
     Cost of investments acquired                      $261.5   $168.0  $119.4
     Proceeds from investments sold, matured or repaid  103.6     75.5    61.0
     Gross realized capital gains                         0.1      0.1     0.6
     Gross realized capital losses                        0.5      0.4       -

   The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 80% and 84% at December 31, 2003 and 2002, respectively. The maximum percentage of any one mezzanine loan to the value of security at the time the loan was originated was 96% and 98% at December
   31, 2003 and 2002, respectively.

   The geographic distributions of the mortgage loans were as follows:

                                                 December 31,
                                                 ------------
                                                  2003   2002
                                                  ----   ----
                                                 (In Millions)
                  California                     $ 97.9 $ 63.7
                  Texas                            48.8   33.3
                  Illinois                         21.7   16.6
                  Massachusetts                    21.5   13.3
                  Pennsylvania                     17.3   16.5
                  New York                         17.2   17.2
                  Florida                          11.3   20.3
                  All other states and countries  161.8   88.2
                                                 ------ ------
                  Commercial mortgage loans       397.5  269.1
                  Mortgage loan pools             182.3  151.8
                                                 ------ ------
                  Total mortgage loans           $579.8 $420.9
                                                 ====== ======

d. Other Investments

   Investments in partnerships and LLCs were $22.5 million and $6.7 million at
   December 31, 2003 and 2002, respectively. Other than temporary impairments of partnerships and LLCs for the years ended December 31, 2003 and 2002 were
   $0.1 million and $0.4 million, respectively, and were included as a component of net income as a realized capital loss. There were no other than temporary impairments for the year ended December 31, 2001. Net investment income of partnerships and LLCs was less than $1 million for the years ended
   December 31, 2003, 2002, respectively. There was no net investment income for the year ended December 31, 2001 for these investments.

                                     FF-14

Notes To Statutory Financial Statements, Continued

   The purchases, sales and gain/loss activity of partnerships and LLCs were as follows:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2003     2002    2001
                                                          ----     ----    ----
                                                           (In Millions)
       Cost of investments acquired                       $17.3    $6.2    $0.1
       Proceeds from investments sold                       1.6       -       -
       Gross realized capital gains                         0.2       -       -
       Gross realized capital losses                        0.2     0.4       -

e. Short-Term Investments

   The carrying value of short-term investments was as follows:

                                                           December 31,
                                                           ------------
                                                            2003   2002
                                                            ----   ----
                                                           (In Millions)
        U. S. Treasury securities and obligations of U.S.
         government corporations and agencies              $ 23.9 $ 95.6
        Corporate debt securities                           774.8  585.0
        Utilities                                            84.1   35.4
                                                           ------ ------
        Total                                              $882.8 $716.0
                                                           ====== ======

f. Net Realized Capital Gains and Losses

   Net realized capital gains and losses were comprised of the following:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2003      2002    2001
                                                            ----      ----    ----
                                                               (In Millions)
Bonds                                                      $ (2.8)   $(11.0) $(7.7)
Mortgage loans                                               (0.4)     (0.3)   0.6
Closed derivatives                                          (10.3)     (9.0)  (1.2)
Other investments                                             0.6      (1.2)   0.1
Federal and state taxes                                       3.5       5.8    0.8
                                                           ------    ------  -----
Subtotal                                                     (9.4)    (15.7)  (7.4)
Derivatives mark-to-market                                      -      68.5    1.0
                                                           ------    ------  -----
Net realized capital (losses) gains before deferral to IMR   (9.4)     52.8   (6.4)
                                                           ------    ------  -----
Losses deferred to IMR                                        9.4      13.7    1.4
Less: taxes on net deferred losses                           (3.3)     (4.8)  (0.5)
                                                           ------    ------  -----
Net loss deferred to IMR                                      6.1       8.9    0.9
                                                           ------    ------  -----
Total net realized capital (losses) gains                  $ (3.3)   $ 61.7  $(5.5)
                                                           ======    ======  =====

5. PORTFOLIO RISK MANAGEMENT

   The Company uses derivative financial instruments in the normal course of business to manage its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and short-term investments to economically create temporary investment positions, which are highly liquid and of high quality. These investments perform like bonds and are held to improve the quality and performance of the general account until other suitable investments become available. The Company's derivative strategy employs a variety of instruments, including interest rate and currency swaps, options, forward commitments, and asset and equity swaps. Investment risk is assessed on a portfolio basis and derivative financial instruments are not designated as a hedge with respect to a specific risk; therefore, the criteria for hedge accounting are not met.

                                     FF-15

Notes To Statutory Financial Statements, Continued

   Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The
   Company's option contracts have terms of up to fifteen years.

   The Company utilizes certain other agreements including forward commitments, and asset and equity swaps to reduce exposures to various risks. The Company enters into forward U.S. Treasury, Government National Mortgage Association,
   Federal National Mortgage Association and other commitments for the purpose of managing interest rate exposure.

   Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks.

   The Company's principal market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. Counterparties to derivative financial instruments expose the Company to credit-related losses in the event of non-performance.
   In many instances, the Company enters into agreements with the counterparties which allow for contracts in a positive position, where the
   Company is due amounts, to be offset by contracts in a negative position.
   This right of offset combined with collateral obtained from counterparties reduces the Company's exposure. As of December 31, 2003, the Company obtained collateral of $17.9 million. There was no collateral obtained as of
   December 31, 2002. The amounts at risk, in a net gain position, net of offsets and collateral, were $38.8 million and $78.7 million at December 31,
   2003 and 2002, respectively. The Company monitors exposure to ensure counterparties are credit-worthy and the concentration of exposure is minimized.

   The following table summarizes the carrying value, fair value and notional amount of the Company's derivative financial instruments:

                                                     December 31, 2003,
                                                     ------------------
                                                  Carrying Fair   Notional
                                                   Value   Value   Amount
                                                   -----   -----   ------
                                                       (In Millions)
      Interest rate swaps                          $50.2   $50.2  $  752.3
      Options                                        4.0     4.0     468.0
      Forward commitments, equity and asset swaps    1.4     1.4     145.0
      Currency swaps                                (3.2)   (3.2)     17.1
      Financial futures--short positions               -       -      65.5
                                                   -----   -----  --------
      Total                                        $52.4   $52.4  $1,447.9
                                                   =====   =====  ========

                                                     December 31, 2002,
                                                     ------------------
                                                  Carrying Fair   Notional
                                                   Value   Value   Amount
                                                   -----   -----   ------
                                                       (In Millions)
      Interest rate swaps                          $65.8   $65.8  $1,104.0
      Options                                        6.8     6.8     379.5
      Forward commitments, equity and asset swaps    3.3     3.3     244.5
      Currency swaps                                 1.0     1.0      17.3
                                                   -----   -----  --------
      Total                                        $76.9   $76.9  $1,745.3
                                                   =====   =====  ========

   Notional amounts do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   Net investment income on derivative instruments was $26.9 million, $14.5 million and $1.7 million for the years ended December 31, 2003, 2002 and
   2001, respectively.

                                     FF-16

Notes To Statutory Financial Statements, Continued

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

   Fair values are based on quoted market prices, when available. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. These valuation techniques require management to develop a significant number of assumptions, including discount rates and estimates of future cash flow.
   Derived fair value estimates cannot be substantiated by comparison to independent markets or to disclosures by other companies with similar financial instruments. These fair value disclosures may not represent the amount that could be realized in immediate settlement of the financial instrument. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

   Bonds and stocks: Estimated fair value of bonds and stocks is based on values provided by the NAIC's Securities Valuation Office ("SVO") when available. If SVO values are not available, quoted market values provided by other third party organizations are used. If quoted market values are unavailable, fair value is determined by discounting expected future cash flows using current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments.

   Mortgage loans: The fair value of mortgage loans is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For non-performing loans, the fair value is the estimated collateral value of the underlying real estate.

   Policy loans, cash and short-term investments: Estimated fair value for these instruments approximates the carrying amounts reported in the
   Statutory Statements of Financial Position.

   Derivative financial instruments: Estimated fair value for these instruments is based upon quotations obtained from independent sources.

   Investment-type insurance contracts: The estimated fair value is determined by discounting future cash flows at current market rates.

   The following table summarizes the Company's financial instruments:

                                                   December 31,
                                                   ------------
                                              2003               2002
                                       ------------------ ------------------
                                                Estimated          Estimated
                                       Carrying   Fair    Carrying   Fair
                                        Value     Value    Value     Value
                                        -----     -----    -----     -----
                                                   (In Millions)
   Financial assets:
   Bonds                               $2,124.3 $2,214.0  $1,510.7 $1,611.1
   Common stocks-unaffiliated              20.7     20.7      16.0     16.0
   Preferred stocks                         8.2      9.1       8.3      9.0
   Mortgage loans                         579.8    600.3     420.9    447.6
   Policy loans                           124.9    124.9     132.9    132.9
   Derivative financial instruments        52.4     52.4      76.9     76.9
   Cash and short-term investments        868.9    868.9     722.5    722.5

   Financial liabilities:
   Investment-type insurance contracts  2,249.7  2,331.2   1,506.4  1,505.6

7. RELATED PARTY TRANSACTIONS

   MassMutual and the Company have an agreement whereby MassMutual, for a fee, furnishes the Company, as required, operating facilities, human resources, computer software development and managerial services. Also, investment and administrative services are provided to the Company pursuant to a management services agreement with MassMutual. Fees incurred under the terms of these agreements were $121.1 million, $161.8 million and $171.6 million in 2003,
   2002 and

                                     FF-17

Notes To Statutory Financial Statements, Continued

   2001, respectively. While management believes that these fees are calculated on a reasonable basis, these fees may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

   The Company participates in variable annuity exchange programs with its parent whereby certain MassMutual variable annuity contractholders can make a non-taxable exchange of their contract for an enhanced Company variable annuity contract. The Company received premium income of $116.5 million,
   $256.2 million and $295.6 million in 2003, 2002 and 2001, respectively, related to these exchange programs. The Company has an agreement with
   MassMutual to compensate MassMutual for the lost revenue associated with the exchange of these contracts. As a result of these exchanges, the Company recorded commissions payable of $1.1 million and $5.3 million as of December
   31, 2003 and 2002, respectively and paid commissions of $9.4 million, $5.2 million and $15.0 million for the years ended December 31, 2003, 2002 and
   2001, respectively.

   The Company cedes a portion of its life insurance business to MassMutual and other insurers in the normal course of business. The Company's retention limit per individual insured is $15.0 million; the portion of the risk exceeding the retention limit is reinsured with other insurers, including
   MassMutual.

   The Company has a modified coinsurance quota-share reinsurance agreement with MassMutual whereby the Company cedes 75% of the premium on certain universal life policies. In return, MassMutual pays the Company a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment based upon experience. The Company retains the assets and related reserves for payment of future benefits on the ceded policies. Premium income of $22.2 million, $23.2 million and $22.9 million was ceded to
   MassMutual in 2003, 2002 and 2001, respectively. Fees and other income include a $6.8 million, $7.5 million and $8.1 million expense allowance from
   MassMutual in 2003, 2002 and 2001, respectively. In addition, a modified coinsurance adjustment of $24.4 million, $26.8 million and $30.2 million was ceded to MassMutual in 2003, 2002 and 2001, respectively. Policyholders'
   benefits of $41.9 million, $37.4 million and $33.8 million were ceded to
   MassMutual in 2003, 2002 and 2001, respectively.

   The Company also has a stop-loss agreement with MassMutual under which the
   Company cedes claims which, in aggregate, exceed 0.28% of the covered volume for any year, with maximum coverage of $25.0 million above the aggregate limit. The aggregate limit was $53.6 million in 2003, $66.0 million in 2002, and $70.0 million in 2001 and it was not exceeded in any of the years.
   Premium income of $1.2 million in 2003, $1.2 million in 2002 and $1.3 million in 2001 was ceded to MassMutual.

   The Company has a coinsurance agreement with MassMutual, whereby the Company cedes substantially all of the premium on new issues of certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment for future benefits on the ceded policies. Premium income of $33.4 million, $29.7 million and $47.4 million was ceded to MassMutual in 2003, 2002 and 2001, respectively. Fees and other income include a $5.3 million, $7.3 million and a $28.5 million expense allowance from MassMutual in 2003, 2002, and 2001, respectively. In addition, experience refunds of $6.9 million, $2.8 million and $2.5 million were ceded to the Company from MassMutual in 2003, 2002 and 2001, respectively. Policyholders' benefits of $6.6 million, $1.1 million and
   $11.3 million were ceded to MassMutual in 2003, 2002 and 2001, respectively.

   Effective January 1, 2002, the Company entered into an additional coinsurance agreement with MassMutual, whereby the Company cedes substantially all of the premium on new issues of certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.
   Premium income of $174.7 million and $89.3 million was ceded to MassMutual in 2003 and 2002, respectively. Fees and other income include $89.5 million and $82.8 million of expense allowance from MassMutual in 2003 and 2002, respectively. In addition, an experience refund of $2.5 million was ceded to the Company from MassMutual in 2003. Policyholders' benefits of $6.3 million and $0.2 million were ceded to MassMutual in 2003 and 2002, respectively.

8. REINSURANCE

   The Company cedes insurance to other insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company records a receivable for reinsured benefits paid and reduces policyholders' reserves and funds for

                                     FF-18

Notes To Statutory Financial Statements, Continued

   the portion of insurance liabilities that are reinsured. The cost of reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   Premium ceded to unaffiliated insurers was $52.4 million, $52.8 million and
   $48.4 million and reinsurance recoveries were $58.4 million, $44.8 million and $71.6 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts recoverable from unaffiliated reinsurers were $14.3 million and $12.1 million at December 31, 2003 and 2002, respectively. At
   December 31, 2003, five unaffiliated reinsurers accounted for 91% of the outstanding reinsurance recoverable.

9. FEDERAL INCOME TAXES

   Federal income taxes are based upon the Company's best estimate of its current and deferred tax liabilities. Deferred income taxes, which provide for book versus tax temporary differences, are subject to limitations and are charged directly to shareholder's equity. Accordingly, the reporting of miscellaneous temporary differences, such as reserves and policy acquisition costs, and of permanent differences such as tax credits, results in effective tax rates which differ from the federal statutory tax rate.

   The components of the net deferred tax asset recognized in the Company's assets, liabilities and shareholder's equity are as follows:

                                                    December 31,
                                                    ------------
                                                    2003    2002
                                                    ----    ----
                                                    (In Millions)
              Total gross deferred tax assets      $124.9  $114.7
              Total gross deferred tax liabilities  (27.3)  (34.0)
                                                   ------  ------
              Net deferred tax asset                 97.6    80.7
              Deferred tax assets non-admitted      (85.2)  (70.6)
                                                   ------  ------
              Net admitted deferred tax asset      $ 12.4  $ 10.1
                                                   ======  ======
              Increase in non-admitted asset       $(14.6) $(19.6)
                                                   ======  ======

   The provision for taxes incurred (benefit received) on earnings are as follows:

                                                      December 31,
                                                      ------------
                                                   2003   2002   2001
                                                   ----   ----   ----
                                                     (In Millions)
         Federal income tax on operations         $37.1  $12.5  $(1.8)
         Federal income tax on net capital losses  (3.5)  (5.8)  (0.8)
                                                  -----  -----  -----
         Federal income taxes incurred            $33.6  $ 6.7  $(2.6)
                                                  =====  =====  =====

                                     FF-19

Notes To Statutory Financial Statements, Continued

   The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                  December 31,
                                                  ------------
                                                  2003    2002
                                                  ----    ----
                                                  (In Millions)
                Deferred tax assets:
                Policy acquisition costs         $ 64.5  $ 58.2
                Reserve items                      48.4    48.5
                Investment items                    7.3     3.4
                Unrealized investment losses        2.1     1.6
                Non-admitted assets                 2.0     2.1
                Other                               0.6     0.9
                                                 ------  ------
                Total deferred tax assets         124.9   114.7
                Non-admitted deferred tax assets  (85.2)  (70.6)
                                                 ------  ------
                Admitted deferred tax assets       39.7    44.1
                                                 ------  ------

                Deferred tax liabilities:
                Unrealized investment gains        19.6     0.2
                Deferred and uncollected premium    4.4     4.5
                Investment items                    0.6    26.2
                Reserve items                       2.7     3.1
                                                 ------  ------
                Total deferred tax liabilities     27.3    34.0
                                                 ------  ------
                Net admitted deferred tax assets $ 12.4  $ 10.1
                                                 ======  ======

   The change in net deferred income taxes is comprised of the following:

                                                       2003
                                                       ----
                                                   (In Millions)
                Change in deferred tax assets          $10.2
                Change in deferred tax liabilities      (6.7)
                                                       -----
                Increase in deferred tax asset          16.9
                Tax effect of unrealized losses         (7.1)
                                                       -----
                Change in net deferred income tax      $ 9.8
                                                       =====

   The provision for federal income taxes incurred (benefit received) is different from that which would be obtained by applying the statutory federal income tax rate to income before taxes. The significant items causing this difference are as follows:

                                                2003   2002    2001
                                                ----   ----    ----
                                                   (In Millions)
          Provision computed at statutory rate $34.2  $ (0.6) $(11.6)
          Investment items                      (9.5)   (0.2)    0.3
          Non-admitted assets                    0.1    (2.1)    1.2
          Change in reserve valuation basis        -   (12.2)      -
          Other                                 (1.0)   (0.2)    5.8
                                               -----  ------  ------
          Total                                $23.8  $(15.3) $ (4.3)
                                               =====  ======  ======
          Federal income taxes incurred        $33.6  $  6.7  $ (2.6)
          Change in net deferred income taxes   (9.8)  (22.0)   (1.7)
                                               -----  ------  ------
          Current income tax                   $23.8  $(15.3) $ (4.3)
                                               =====  ======  ======

   During the year ended December 31, 2003, the Company paid federal income taxes in the amount of $51.6 million. During the years ended December 31,
   2002 and 2001, federal income tax refunds were $15.7 million and $12.1 million, respectively. As of December 31, 2003, $17.4 million of federal income taxes paid in 2003 will be available for recovery in the event of future net losses.

                                     FF-20

Notes To Statutory Financial Statements, Continued

   The Company plans to file its 2003 federal income tax return on a consolidated basis with its parent, MassMutual, and certain MassMutual affiliates. MassMutual and its eligible subsidiaries and certain affiliates are subject to a written tax-allocation agreement, which allocates the group's tax liability for payment purposes. Generally, the agreement provides that group members shall be compensated for the use of their losses and credits by other group members.

   The United States Internal Revenue Service has completed its examination of the Company's income tax returns through the year 1997 and is currently examining the years 1998 through 2000. Management believes adjustments which may result from such examinations will not materially impact the Company's financial position.

10.SHAREHOLDER'S EQUITY

   The Board of Directors of MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of each state in the United States of America in which the Company is licensed to do business. Substantially all of the statutory shareholder's equity is subject to dividend restrictions relating to various state regulations, which limit the payment of dividends to the shareholder without prior approval. The
   Company is required to obtain prior approval for dividend payments in 2004.

   During 2002, Bay State became a wholly-owned stock life insurance subsidiary of the Company through the contribution of all of Bay State's outstanding shares of common stock from MassMutual to the Company. This transaction was in the form of a related party capital contribution of $191.5 million. In
   2001, MassMutual contributed paid-in capital of $45.0 million to the Company.

11.BUSINESS RISKS, COMMITMENTS AND CONTINGENCIES

a. Risks and Uncertainties

   The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability matching techniques that account for the cash flow characteristics of the assets and liabilities. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. Management does not believe that significant concentrations of credit risk existed as of December 31, 2003 and 2002 and for the three years ended December 31, 2003.

b. Guaranty Funds

   The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity.

c. Litigation

   The Company is involved in litigation arising in and out of the normal course of business which seeks both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to any material adverse impact, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially impact the Company's financial position, results of operations, or liquidity.

d. Commitments

   In the normal course of business, the Company enters into commitments to purchase certain investments. At December 31, 2003, the Company had outstanding commitments to purchase privately placed securities, mortgage loans, and partnerships and LLCs, which totaled $17.6 million, $61.9 million, and $23.2 million, respectively.

                                     FF-21

Notes To Statutory Financial Statements, Continued

12.WITHDRAWAL CHARACTERISTICS

a. Annuity Actuarial Reserves and Deposit Fund Liabilities

   The withdrawal characteristics of the Company's annuity actuarial reserves and deposit fund liabilities at December 31, 2003 are illustrated below:

                                                                                   % of
                                                                        Amount     Total
                                                                        ------     -----
                                                                     (In Millions)
Subject to discretionary withdrawal--with market value adjustment      $3,789.0      70%
Subject to discretionary withdrawal--without market value adjustment    1,607.8      30
Not subject to discretionary withdrawal                                     9.2       -
                                                                       --------    -----
Total                                                                  $5,406.0     100%
                                                                       ========    =====

   Of the $3,789.0 million subject to discretionary withdrawal with market value adjustment, $93.0 million is subject to surrender charges of less than
   5%.

b. Separate Accounts

   Information regarding the separate accounts of the Company, as of and for the period ended December 31, 2003, is as follows:

                                                                    Non-Guaranteed
                                                                    --------------
                                                                    (In Millions)
Net premium, considerations or deposits                                $  323.0
                                                                       ========
Reserves:
  For accounts with assets at:
    Fair value                                                         $3,442.8
    Amortized cost                                                            -
                                                                       --------
    Total reserves                                                      3,442.8
    Non-policy liabilities                                                 89.1
                                                                       --------
    Total                                                              $3,531.9
                                                                       ========

By withdrawal characteristics:
  Subject to withdrawal:
    At book value without fair value adjustment and current
     surrender charge of 5% or more                                    $  313.4
    At fair value                                                       3,124.2
    At book value without fair value adjustment and with current
     surrender charge less than 5%                                          5.2
                                                                       --------
    Subtotal                                                            3,442.8
    Not subject to discretionary withdrawal                                   -
    Non-policy liabilities                                                 89.1
                                                                       --------
    Total                                                              $3,531.9
                                                                       ========

                                     FF-22

Notes To Statutory Financial Statements, Continued

13.SUBSIDIARY AND AFFILIATED COMPANIES

   The relationship of the Company, its subsidiary and affiliated companies as of December 31, 2003 is illustrated below. Subsidiaries are wholly-owned, except as noted.

   Subsidiaries of Massachusetts Mutual Life Insurance Company
   CM Assurance Company
   CM Benefit Insurance Company
   C.M. Life Insurance Company
   MassMutual Holding Company
   MassMutual Mortgage Finance, LLC
   MassMutual Owners Association, Inc.
   The MassMutual Trust Company, FSB
   MML Distributors, LLC

       Subsidiaries of C.M. Life Insurance Company
       MML Bay State Life Insurance Company

       Subsidiaries of MassMutual Holding Company
       CM Property Management, Inc.
       HYP Management, Inc.
       MassMutual Assignment Company
       MassMutual Benefits Management, Inc.
       MassMutual Funding, LLC
       MassMutual Holding MSC, Inc.
       MassMutual International, Inc.
       MMHC Investment, Inc.
       MML Investors Services, Inc.
       MML Realty Management Corporation
       Urban Properties, Inc.
       Antares Capital Corporation - 80.0%
       Cornerstone Real Estate Advisers, Inc.
       DLB Acquisition Corporation - 98.2%
       Oppenheimer Acquisition Corporation - 96.3%

   Affiliates of Massachusetts Mutual Life Insurance Company
   MML Series Investment Funds
   MassMutual Institutional Funds

                                     FF-23

PART C

Other Information

Item 24.    Financial Statements and Exhibits

        (a)  Financial Statements:

Financial Statements Included in Part A

Condensed Financial Information

Financial Statements Included in Part B

Registrant

Independent Auditors’ Report

Statement of Assets and Liabilities as of December 31, 2003

Statement of Operations for the year ended December 31, 2003

Statements of Changes in Net Assets for the years ended December 31, 2003, and 2002

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2003 and 2002

Statutory Statements of Income for the Years ended December 31, 2003, 2002, and 2001

Statutory Statements of Changes in Shareholders’ Equity for the years ended December 31, 2003, 2002, and 2001

Statutory Statements of Cash Flows for the years ended December 31, 2003, 2002, and 2001

Notes to Statutory Financial Statements

        (b)  Exhibits:

(1)		Copy of Resolution of the Board of Directors of C.M. Life Insurance Company establishing the Separate Account.(6)

(2)		Not Applicable.

(3)	(a)	Form of Distribution Agreement between the Registrant and MML Distributors LLC.(3)

	(b)	Copy of Underwriting and Servicing Agreement between MML Investors Services, Inc. and C.M. Life Insurance Company.(2)

(4)	(a)	Form of Individual Contract and Certificates for the Panorama Plus Annuity.(6)

(5)		Form of Application for the Panorama Plus Annuity Individual Contract.(6)

(6)	(a)	Copy of the Articles of Incorporation of C.M. Life Insurance Company.(4)

	(b)	Copy of the by-laws of C.M. Life Insurance Company.(4)

(7)		Not Applicable.

(8)	(a)	Form of Participation Agreement with Oppenheimer Variable Account Funds.(5)

	(b)	Form of Participation Agreement with Panorama Series Funds, Inc.(5)

	(c)	Form of Participation Agreement with T. Rowe Price Equity Series, Inc.(7)

	(d)	Form of Participation Agreement with Fidelity Variable Insurance Products Fund II.(7)

	(e)	Form of Participation Agreement with American Century Variable Portfolio.(8)

(9)		Opinion of and Consent of Counsel.(1)

(10)	(i)	Independent Auditors’ Consent, Deloitte & Touche LLP(1)

	(ii)	Powers of Attorney for:

Robert J. O’Connell(9)

Howard Gunton(9)

Efrem Marder(9)

Lawrence V. Burkett, Jr.(9)

Isadore Jermyn(9)

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Form of Schedule of Computation of Performance.(7)

(14)		Not Applicable.

(1)	Filed herewith.
(2)	Incorporated by reference to Exhibit 1(b) to the registration statement on Form S-1 for C.M. Life Insurance Company (File No. 333-2347) as filed with the Securities and Exchange Commission on April 8, 1996.
(3)	Incorporated by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for the Panorama Plus Separate Account (File No. 33-45122) as filed with the Securities and Exchange Commission on April 23, 1997.
(4)	Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement File No. 33-91072.
(5)	Incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.
(6)	Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement No. 33-45122 filed and effective May 1, 1998.
(7)	Incorporated by reference to Initial Registration Statement No. 333-65887, filed on October 20, 1998.
(8)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement No. 333-41667, filed on May 26, 1998.
(9)	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-49457 filed on February 24, 2004.

Item 25.    Directors and Officers of the Depositor

Directors of C.M. Life Insurance Company

Name, Position, Business Address                                Principal Occupation(s) During Past Five Years
--------------------------------                                ----------------------------------------------

Lawrence V. Burkett, Jr., Director and General                  C.M. Life Insurance Company
  Counsel                                                         General Counsel (since 2003)
1295 State Street                                                 Director (since 1996)
Springfield, MA 01111                                             President and Chief Executive Officer (1996-2000)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President and General Counsel
                                                                  (since 1993)

Howard Gunton, Director, Executive Vice President               C.M. Life Insurance Company
  and Chief Financial Officer                                     Director, Executive Vice President and
1295 State Street                                                 Chief Financial Officer (since 2002)
Springfield, MA 01111                                           Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President & CFO (since 2001) Senior Vice
                                                                  President & CFO (1999-2001)

Isadore Jermyn, Director and Senior Vice President              C.M. Life Insurance Company
  and Actuary                                                     Director (since 1998); Senior Vice President and
1295 State Street                                                 Actuary (since 1996)
Springfield, MA 01111                                           Massachusetts Mutual Life Insurance Company
                                                                  Senior Vice President and Actuary
                                                                  (since 1999 and 1995-1998)
                                                                  Senior Vice President and Chief Actuary (1998-1999)

Efrem Marder, Director                                          C.M. Life Insurance Company
1295 State Street                                                 Director (since 1999)
Springfield, MA 01111                                           David L. Babson and Co. Inc.
                                                                  Executive Director (since 2000)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Executive Director (1998-2000)

Robert J. O'Connell, Director, Chairman, President              C.M. Life Insurance Company
  and Chief Executive Officer                                     Director (since 1999)
1295 State Street                                                 Chairman, President and Chief Executive Officer
Springfield, MA 01111                                             (since 2000)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Chairman (since 2000), President and Chief
                                                                  Executive Officer (since 1999)

PRINCIPAL OFFICERS (other than those who are also Directors):

Name, Position, Business Address                                Principal Occupation(s) During Past Five Years
--------------------------------                                ----------------------------------------------

James E. Miller,  Executive Vice President                      C.M. Life Insurance Company
1295 State Street                                                 Director (1998-1999)
Springfield, MA 01111                                             Executive Vice President--Life Operations
                                                                  (since 1999)
                                                                  Senior Vice President--Life Operations (1998-1999)
                                                                  Executive Vice President--Life Operations
                                                                  (since 1999)
                                                                  Senior Vice President--Life Operations (1998-1999)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President (since 1997 and 1987-1996)

Stuart H. Reese,  Executive Vice President--Investments         C.M. Life Insurance Company
1295 State Street                                                 Executive Vice President--Investments (since 1999)
Springfield, MA 01111                                             Director and Senior Vice President--Investments
                                                                  (1996-1999)
                                                                David L. Babson and Co. Inc.
                                                                  President and Chief Executive Officer (since 1999)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President and Chief Investment
                                                                  Officer (since 1999)
                                                                  Chief Executive Director--Investment Management
                                                                  (1997-1999)

Matthew Winter, Executive Vice President                        C.M. Life Insurance Company
1295 State Street                                                 Executive Vice President (since 2001)
Springfield, MA 01111                                           Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President (since 2001)
                                                                  Senior Vice President (1998-2001)

Edward M. Kline, Vice President and Treasurer                   C.M. Life Insurance Company
1295 State Street                                                 Vice President (since 1999) and Treasurer (since 1997)
Springfield, MA 01111                                           Massachusetts Mutual Life Insurance Company
                                                                  Vice President (since 1989) and Treasurer (since 1997)

Ann F. Lomeli, Senior Vice President and Secretary              C.M. Life Insurance Company
1295 State Street                                                 Senior Vice President (since 1999) and Secretary
Springfield, MA 01111                                             (since 1988)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Senior Vice President, Secretary and Deputy General
                                                                  Counsel (since 1999)
                                                                  Vice President, Secretary and Deputy General
                                                                  Counsel (1999)
                                                                  Vice President, Secretary and Associate General
                                                                  Counsel (1998-1999)

Item 26.    Persons Controlled By or Under Common Control with the Depositor or Registrant

The assets of the Registrant, under state law, are assets of C.M. Life.

C.M. Life Insurance Company is 100% owned by Massachusetts Mutual Life Insurance Company.

The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

The discussion that follows indicates those entities owned directly or indirectly by Massachusetts Mutual Life Insurance Company:

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                            ORGANIZATIONAL SUMMARY

I. DIRECT SUBSIDIARIES OF MASSMUTUAL--MassMutual is the sole owner of each subsidiary unless otherwise indicated.

   A. CM Assurance Company (July 2, 1986), a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

   B. CM Benefit Insurance Company (April 18, 1986), a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

   C. C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

    1. MML Bay State Life Insurance Company (April 1, 1935), a Connecticut
       corporation which operates as a life and health insurance company.

   D. MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding
Company--1%.)

   E. MassMutual Holding Company (Nov. 30, 1984), a Delaware corporation which operates as a holding company for certain MassMutual entities. MassMutual
Holding Company is the sole owner of each subsidiary or affiliate unless otherwise indicated.

    1. MML Investors Services, Inc. (Dec. 31, 1981), a Massachusetts
       corporation which operates as a securities broker-dealer.

       a. MML Insurance Agency, Inc. (Nov. 16, 1990), a Massachusetts
          corporation which operates as an insurance broker.

          1.) DISA Insurance Services of America (Dec. 22, 1981), Inc., an
       Alabama corporation which operates as an insurance broker.

          2.) MML Insurance Agency of Mississippi, P.C. (May 2, 1996), a
       Mississippi corporation which operates as an insurance broker.
    2. MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts
       corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a "Massachusetts Security Corporation" under
       Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC,
       Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

       a. MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands
          corporation which holds a 90% ownership interest in MassMutual
          Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC,
          Inc.--46%)

          1.) MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned
       88.4% by MassMutual Corporate Value Limited.

       b. 9048-5434 Quebec, Inc. (April 4, 1997), a Canadian corporation which operates the owner of Hotel du Parc in Montreal, Quebec, Canada.

       c. 1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario,
          Canada.

                                      1

    3. Antares Capital Corporation, a Delaware corporation which operates as a finance company. (MassMutual Holding Company--99%)

    4. Cornerstone Real Estate Advisers, Inc. (Jan. 20, 1994), a Massachusetts
       corporation which operates as an investment adviser.

       a. Cornerstone Office Management, LLC (May 28, 1987), a Delaware limited liability company which serves as the general partner of Cornerstone
          Suburban Office, L.P. (Cornerstone Real Estate Advisers, Inc.--50%;
          MML Realty Management Corporation--50%).

    5. DLB Acquisition Corporation, a Delaware corporation which operates as a holding company for the David L. Babson companies (MassMutual Holding
       Company--99%).

       a. David L. Babson & Company Inc. (July 5, 1940), a Massachusetts
          corporation which operates as an investment adviser.

          1.) Charter Oak Capital Management, Inc. (March 15, 1996), a Delaware
       corporation which formerly operated as a manager of institutional investment portfolios. (David L. Babson & Company Inc.--100%)

          2.) Babson Securities Corporation (July 1, 1994), a Massachusetts
       corporation which operates as a securities broker-dealer.

          3.) S. I. International (Feb. 19, 1987), a Massachusetts general partnership which operates as an investment adviser. (David L. Babson &
       Company Inc. is one of the general partners--50%).

          4.) FITech Asset Management, L.P. ("AM") (June 9, 1999) is a Delaware
       Limited Partnership, formed to manage FITech Domestic Value, L.P. ("the
       Fund"), a "fund-of-funds" that invests in hedge funds. (David L. Babson
       & Company Inc. is a limited partner in AM with a controlling interest--58%).

          5.) FITech Domestic Partners, LLC ("DP") (January 26, 2000) is a
       Delaware LLC that is the general partner of AM. (David L. Babson &
       Company Inc. owns a controlling interest -58%--of DP.)

          6.) Leland Fund Multi G.P., Ltd. (March 8, 2001) is a corporation that acts as the general partner to several entities that comprise the hedge fund know as Leland.

    6. Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies
       (MassMutual Holding Company--96.2%).

       a. OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

          1.) Centennial Asset Management Corporation (May 8, 1987), a Delaware
       corporation which operates as investment adviser and general distributor of the Centennial Funds.

          2.) OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York
       corporation which operates as a securities broker-dealer.

          3.) Oppenheimer Partnership Holdings, Inc. (Nov. 28, 1989), a
       Delaware corporation which operates as a holding company.

          3.) Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a
       Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

          5.) Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado
       corporation which operates as a transfer agent for mutual funds.

          6.) Shareholder Services, Inc. (Sept. 16, 1987), a Colorado
       corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

                                      2

          7.) OFI Private Investments, Inc. (March 20, 2000) is a New York
       based registeredinvestment adviser which manages smaller separate accounts, commonly known as wrap-fee accounts, which are introduced by unaffiliated broker-dealers, on a subadvisory basis for a stated fee.

          8.) OFI Institutional Asset Management. Inc. (Nov. 20, 2000) is a New
       York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

             a.) Trinity Investment Management Corporation (Nov. 1, 1974), a
          Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.

             b.) OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

             c.) HarbourView Asset Management Corporation (April 17, 1986), a
          New York corporation which operates as an investment adviser.

          9.) OppenheimerFunds International, Ltd. (July 9, 1997) is a Dublin
       based investment advisor that advises the Oppenheimer offshore funds known as the Oppenheimer Funds plc.

          10.) Tremont Capital Management, Inc. (June 28, 2001), a New
       York-based investment services provider which specializes in hedge funds.

             a.) Tremont (Bermuda), Ltd., a Bermuda-based investment adviser.

              i.)Tremont Life Holdings Limited (Dec. 12, 2001), a corporation organized under the laws of Bermuda. (less than 10% is owned by Tremont (Bermuda), Ltd.)

             aa.)Tremont International Insurance Limited (July 3, 1996), an
                 exempt Cayman Islands life insurance company authorized to do business in the Cayman Islands and in Bermuda.

             bb.)Tremont Services Ltd. (July 2, 1997), a Bermuda company doing business as an insurance manager.

    7. CM Property Management, Inc. (Dec. 23, 1976), a Connecticut corporation which serves as the general partner of Westheimer 335 Suites Limited
       Partnership. The partnership holds a ground lease with respect to hotel property in Houston, Texas.

    8. HYP Management, Inc. (July 24, 1996), a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC,
       a high yield bond fund.

    9. MassMutual Benefits Management, Inc. (March 20, 1991), a Delaware
       corporation which supports MassMutual with benefit plan administration and planning services.

   10. MMHC Investment, Inc. (July 24, 1996), a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO
       LLC, MassMutual High Yield Partners II LLC, and other MassMutual investments.

       a. MassMutual/Darby CBO IM Inc. (Dec. 5, 1997), a Delaware corporation which operates as the "LLC Manager" of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. (MMHC Investment, Inc.--50%)

                                      3

   11. MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts
       corporation which formerly operated as a manager of properties owned by
       MassMutual.

       a. Cornerstone Office Management, LLC (May 28, 1987), a Delaware limited liability company which serves as the general partner of Cornerstone
          Suburban Office, L.P. (MML Realty Management Corporation--50%;
          Cornerstone Real Estate Advisers, Inc.--50%).

   12. Urban Properties, Inc. (March 25, 1970), a Delaware corporation which serves as a general partner of real estate limited partnerships and as a real estate holding company.

   13. MassMutual International, Inc. (Feb. 19, 1996), a Delaware corporation which operates as a holding company for those entities constituting
       MassMutual's international insurance operations. MassMutual
       International, Inc. is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

       a. MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company.

          1.) MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent.

          2.) MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds.
       (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited
       (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in
       trust for MassMutual Asia Ltd.) and Kenneth Yu (in trust for MassMutual
       Asia Ltd.)).

          3.) Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 12% of MassMutual Life Insurance Company in Japan.

          4.) MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd.--50%, Elroy Chan--50% (in trust for MassMutual Asia Ltd.))

          5.) MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd.--50%, Elroy Chan--50% (in trust for MassMutual Asia Ltd.))

       b. MassMutual Internacional (Chile) S.A., a corporation organized in the
          Republic of Chile which operates as a holding company. (MassMutual
          International, Inc. - 92.4%; MassMutual Holding Company--.01%; Darby
          Chile Holding II, LLC--7.5%)

          1.) Compania de Seguros Vida Corp S.A., corporation organized in the
       Republic of Chile which operates as an insurance company. (MassMutual
       Internacional (Chile) S.A.--33.4%)

          2.) Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual Internacional
       (Chile) S.A.--33.5%)

       c. MassMutual International (Bermuda) Ltd., a corporation organized in
          Bermuda which operates as a life insurance company.

       d. MassMutual (Bermuda) Ltd., a corporation organized in Bermuda which operates as an exempted insurance company.

       e. MassMutual Europe S.A., a corporation organized in the Grand Duchy of
          Luxembourg which operates as a life insurance company. (MassMutual
          International, Inc.--99.9%; MassMutual Holding Company--.01%)

                                      4

       f. MassMutual International Holding MSC, Inc., a Massachusetts
          corporation which currently acts as a holding company for MMI's interest in Taiwan.

          1.) MassMutual Mercuries Life Insurance Company, a Taiwan corporation which operates as a life insurance company. (MassMutual International
       Holding MSC, Inc.--38%)

             a.) Fuh Hwa Investment Trust Co. Ltd, a mutual fund firm in Taiwan
          (MM Mercuries Life Insurance Company--31%; MassMutual International
          Holding MSC, Inc.--18.4%)

       g. MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International,
          Inc.--86.1%; MassMutual Shuno Co.--1.7%; Protective capital
          (International) Ltd.--12.2%)

          1.) MassMutual Shuno Company, a Japanese premium collection service provider. (MassMutual Life Insurance Company--4.8%; MassMutual
       International, Inc.--95.2%)

          2.) MassMutual Leasing Company, a Japanese company that leases office equipment and performs commercial lending. (MassMutual Shuno
       Company--90%; MassMutual Life Insurance Company--10%.)

   14. MassMutual Funding LLC (May 11, 2000), a Delaware limited liability company which issues commercial paper.

   15. MassMutual Assignment Company (Oct. 4, 2000), a North Carolina
       corporation which operates a structured settlement business.

   F. MassMutual Mortgage Finance, LLC (May 11, 1998), a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.

   G. The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

   H. MassMutual Owners Association, Inc. (Feb. 14, 2002), a Massachusetts
company which is authorized to conduct sales and marketing operations.

II. REGISTERED INVESTMENT COMPANY AFFILIATES

   Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

   A. DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson & Company Inc.
MassMutual owns at least 25% of each series of shares issued by the fund.

   B. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by
MassMutual and certain of its affiliates.

   C. MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust. Registered to do business in Alabama and Colorado.

   D. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual.

   E. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

   F. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by
MassMutual and certain affiliates.

                                      5

Item 27.    Number of Contract Owners

As of January 31, 2004, there were 9,814 Contract Owners in the Separate Account.

Item 28.    Indemnification

Article V of the Bylaws of MassMutual provide for indemnification of directors and officers as follows:

Article V.  Subject to limitations of law, the Company shall indemnify:

(a)  each director, officer or employee;

(b)  any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)  any individual who serves in any capacity with respect to any employee benefit plan;

from any against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity.

Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives. Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)  any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)  any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)  any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)  MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

(b)(1)  MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwriter.

           OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name                      Officer                    Business Address
----                      -------                    ----------------
Thomas A. Monti           President                  One Monarch Place
                          CEO                        1414 Main Street
                                                     Springfield, MA 01144-1013

Margaret Sperry           Member Representative      1295 State Street
                          Massachusetts Mutual       Springfield, MA 01111
                          Life Insurance Co.
                          MassMutual Holding Co.

Ronald E. Thomson         Vice President             One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Michael L. Kerley         Vice President,            1295 State Street
                          Assistant Secretary        Springfield, MA 01111
                          Chief Legal Officer

Matthew E. Winter         Executive Vice President   1295 State Street
                                                     Springfield, MA 01111

William F. Monroe, Jr.    Vice President             One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Jeffrey Losito            Second Vice President      5281 Caminito Exquisito
                                                     San Diego, CA 92130

Michele G. Lattanzio      Treasurer                  One Monarch Place
                          Chief Financial Officer    1414 Main Street
                                                     Springfield, MA 01144-1013

Frank A. Stellato         Assistant Treasurer        One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Ann F. Lomeli             Secretary                  1295 State Street
                                                     Springfield, MA 01111-0001

Item 30.    Location of Accounts and Records

The records to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by C.M. Life at 140 Garden Street, Hartford, Connecticut 06154 and by MMLISI at 1414 Main Street, Springfield, MA 01144-1013.

Item 31.    Management Services

None.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Contract may be accepted (except in accordance with SEC staff no-action correspondence).

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request of C.M. Life at the address or phone number listed in the Prospectus.

(d)  Section 403(B) Representations

C.M. Life represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraph numbered (1) through (4) of the letter will be complied with.

(e)  Statement Pursuant To Rule 6c-7: Texas Optional Retirement Program

C.M. Life and the Separate Account rely of 17 C.F.R.§ 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

(f)  C.M. Life Insurance Company hereby represents that the fees and charges deducted under the group and individual flexible premium deferred annuity contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Panorama Plus Separate Account, certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 14 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 14 to Registration Statement No. 33-45122 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 26th day of April, 2004.

PANORAMA PLUS SEPARATE ACCOUNT

C.M. LIFE INSURANCE COMPANY

    (DEPOSITOR)

/s/    ROBERT J. O’CONNELL*

By:

Robert J. O’Connell

Chairman, Director, President and Chief Executive Officer

C.M. Life Insurance Company

/S/    JAMES M. RODOLAKIS

*James M. Rodolakis

On April 26, 2004, as Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to Registration Statement No. 33-45122 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Chairman, Director, President and Chief Executive Officer (Principal Executive Officer)	April 26, 2004

/s/ HOWARD GUNTON* Howard Gunton	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 26, 2004

/s/ EFREM MARDER* Efrem Marder	Director	April 26, 2004

/s/ ISADORE JERMYN* Isadore Jermyn	Director	April 26, 2004

/s/ LAWRENCE V. BURKETT, JR.* Lawrence V. Burkett, Jr.	Director	April 26, 2004

/s/ JAMES M. RODOLAKIS *James M. Rodolakis	On April 26, 2004, as Attorney-in-Fact pursuant to power of attorney

REPRESENTATION BY REGISTRANT’S COUNSEL

As attorney to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 14 to Registration Statement No. 33-45122, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    JAMES M. RODOLAKIS

James M. Rodolakis

Second Vice President and Associate General Counsel

for MassMutual

EXHIBIT INDEX

(9)	Opinion of and Consent of Counsel
(10)(i)	Independent Auditors’ Consent, Deloitte & Touche LLP